UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06017
Investment Company Act File Number
Artio Global Equity Fund Inc.
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31
Date of Reporting Period

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—94.0%
		United States—44.7%
5,190		3M Co	$443,953
7,130		Abbott Laboratories	349,940
11,140		Aecom Technology (1)	268,920
11,400		Alpha Natural Resources (1)	436,962
3,390		Amazon.com Inc (1)	399,647
17,120		American Water Works	366,026
7,200		Amgen Inc (1)	392,616
3,230		Apache Corp	308,723
7,360		Apple Inc (1)	1,893,360
17,860		Archer-Daniels-Midland Co	488,650
11,750		AutoNation Inc (1)	287,052
53,860		Bank of America	756,194
7,310		Baxter International	319,959
2,670		Becton Dickinson	183,696
14,320		CareFusion Corp (1)	301,722
4,108		Celgene Corp (1)	226,556
2,880		Cephalon Inc (1)	163,440
25,410		Cisco Systems (1)	586,209
218,810		Citigroup Inc (1)	897,121
7,350		Cliffs Natural Resources	415,789
7,800		Coach Inc	288,366
10,870		Coca-Cola Enterprises	311,969
8,360		Coinstar Inc (1)	380,380
5,110		ConocoPhillips	282,174
48,240		Corning Inc	874,109
3,040		Cummins Inc	242,014
16,400		CVS Caremark	503,316
2,700		Domtar Corp	157,950
8,820		Dr. Pepper Snapple	331,191
16,850		DreamWorks Animation-Class A (1)	525,046
19,670		Eli Lilly	700,252
10,990		EMC Corp (1)	217,492
7,030		Exelon Corp	294,065
11,070		Exxon Mobil	660,658
4,340		Freeport-McMoRan Copper & Gold	310,484
8,090		FTI Consulting (1)	285,982
7,160		General Mills	244,872
1,784		Google Inc-Class A (1)	864,972
9,360		Hasbro Inc	394,524
6,040		Herbalife Ltd	299,826
3,450		Hershey Co	162,150

1

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		United States—Continued

6,590		Hess Corp	$353,158
5,080		Itron Inc (1)	330,556
3,930		Joy Global	233,324
21,710		JPMorgan Chase	874,479
6,180		Kansas City Southern (1)	226,806
12,200		Kraft Foods-Class A	356,362
5,890		Lincoln National	153,376
29,630		Lions Gate Entertainment (1)	195,558
4,380		ManTech International-Class A (1)	173,667
1,370		MasterCard Inc-Class A	287,755
41,940		Microsoft Corp	1,082,471
5,500		Mosaic Co	262,075
4,740		National-Oilwell Varco	185,618
21,850		NCR Corp (1)	299,345
6,180		Newmont Mining	345,462
5,650		NIKE Inc-Class B	416,066
7,380		Nordstrom Inc	250,920
7,550		Norfolk Southern	424,838
3,520		Occidental Petroleum	274,314
13,640		Pactiv Corp (1)	414,929
11,228		Procter & Gamble	686,704
31,990		QUALCOMM Inc	1,218,179
19,380		Quanta Services (1)	416,282
9,020		SanDisk Corp (1)	394,174
6,930		Schlumberger Ltd	413,444
4,720		Southwestern Energy (1)	172,044
42,770		Sprint Nextel (1)	195,459
4,360		T Rowe Price	210,283
33,650		Tenet Healthcare (1)	154,790
7,030		Thermo Fisher Scientific (1)	315,366
8,040		Tyco Electronics	217,080
6,584		Union Pacific	491,627
3,710		United Parcel Service-Class B	241,150
10,720		UnitedHealth Group	326,424
9,220		Urban Outfitters (1)	296,515
3,980		Walter Energy	283,774
14,730		Wells Fargo	408,463
13,690		Williams Cos	265,723

			31,666,887

2

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		United Kingdom—7.5%
124,890		Barclays PLC	$650,924
11,480		BG Group	183,654
31,090		BHP Billiton	950,186
35,690		Cairn Energy (1)	260,914
23,480		Compass Group	194,892
597,220		Lloyds Banking (1)	647,793
11,290		Petropavlovsk PLC	178,581
11,890		Reckitt Benckiser	581,904
18,380		Rio Tinto	951,197
41,080		Rolls-Royce Group (1)	373,145
22,580		Xstrata PLC	359,106

			5,332,296

		Japan—5.6%
27,130		Asahi Glass	275,495
2,050		East Japan Railway	131,762
3,150		Fanuc Ltd	371,123
12,790		Honda Motor	399,817
21,190		Komatsu Ltd	444,046
83,110		Mitsubishi UFJ Financial	411,426
4,230		Nidec Corp	395,861
1,310		Nintendo Co	365,216
7,900		Shiseido Co	176,305
1,500		SMC Corp	198,015
12,240		Suzuki Motor	255,647
4,670		Unicharm Corp	553,977

			3,978,690

		Switzerland—4.8%
16,349		ABB Ltd (1)	328,465
8,970		Credit Suisse	406,726
19,942		Nestle SA	981,613
9,850		Nobel Biocare	165,132
6,554		Novartis AG	316,659
1,150		Swatch Group	354,590
6,140		Swiss Reinsurance	281,574
19,190		UBS AG (1)	326,482
1,100		Zurich Financial Services	255,694

			3,416,935

		China—4.0%
259,000		China Construction Bank-Class H	219,797

3

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		China—Continued

96,930		China Mengniu Dairy	$301,447
83,827		China Merchants Holdings International	317,371
90,000		China Overseas Land & Investment	192,392
184,360		China Resources Enterprise	700,366
76,560		China Yurun Food	251,408
799,819		GOME Electrical Appliances (1)	278,094
26,160		Hengan International	225,709
81,050		Sinopharm Group-Class H	302,682

			2,789,266

		France—3.5%
3,420		BNP Paribas	234,853
17,100		Danone SA	958,839
4,100		LVMH	500,069
2,840		Schneider Electric	327,446
4,150		Societe Generale	239,162
3,470		Technip SA	231,008

			2,491,377

		Canada—2.7%
3,500		Agnico-Eagle Mines	195,160
14,290		Barrick Gold	586,335
6,730		Canadian Pacific Railway	401,141
7,910		Goldcorp Inc	309,597
11,490		Silver Wheaton (1)	216,586
6,663		Suncor Energy	219,243

			1,928,062

		Germany—2.4%
3,770		Daimler AG (1)	203,216
7,040		Fraport AG	365,171
3,360		Fresenius SE	234,191
2,990		HeidelbergCement AG	150,537
4,280		MAN SE	397,177
3,860		Siemens AG	376,104

			1,726,396

		South Africa—2.4%
28,810		Aspen Pharmacare (1)	321,479
6,940		Impala Platinum	187,653
15,450		Massmart Holdings	270,636
37,030		Shoprite Holdings	463,395

4

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		South Africa—Continued

14,780		Standard Bank	$229,679
8,970		Tiger Brands	222,291

			1,695,133

		Netherlands—2.3%
7,120		Heineken NV	322,153
27,740		ING Groep Dutch Certificate (1)	266,711
35,920		Unilever NV Dutch Certificate	1,056,432

			1,645,296

		Russia—2.2%
1,715,230		IDGC Holding (1)	235,844
10,363		Magnit OJSC Sponsored GDR (1)	219,177
12,370		MMC Norilsk Nickel Sponsored ADR	203,363
2,600		NovaTek OAO Sponsored GDR	195,000
183,810		Sberbank of Russian Federation	514,668
5,800		X 5 Retail Sponsored GDR (1)	217,036

			1,585,088

		South Korea—2.0%
10,730		Hankook Tire	243,519
5,590		Hyundai Motor	704,021
660		Samsung Electronics	451,873

			1,399,413

		Norway—1.0%
18,290		DnB NOR	227,221
24,930		Statoil ASA	504,076

			731,297

		Hong Kong—0.9%
105,000		Hang Lung Properties	435,393
112,490		Sands China (1)	173,253

			608,646

		Brazil—0.8%
23,040		All America Latina Logistica (Unit)	217,402
28,210		Hypermarcas SA (1)	367,207

			584,609

		Sweden—0.8%
6,800		Hennes & Mauritz-Class B	213,883

5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Sweden—Continued

26,830		Volvo AB-Class B (1)	$333,809

			547,692

		India—0.8%
4,980		Reliance Capital Sponsored GDR (1)	84,038
22,746		Tata Steel	262,482
12,500		United Spirits Sponsored GDR	186,562

			533,082

		Italy—0.6%
60,920		Intesa Sanpaolo	201,591
81,010		UniCredit SpA	226,910

			428,501

		Indonesia—0.6%
195,500		Bank Rakyat Indonesia	216,288
382,500		Perusahaan Gas Negara	173,115

			389,403

		Spain—0.6%
29,740		Banco Santander	386,251

		Mexico—0.5%
47,670		Fomento Economico Mexicano (Unit)	232,417
48,620		Grupo Comercial Chedraui (1)	134,720

			367,137

		Poland—0.5%
3,590		Bank Pekao	191,543
13,510		PKO Bank Polski	172,399

			363,942

		Austria—0.5%
8,790		Erste Group Bank	352,652

		Denmark—0.5%
3,950		Novo Nordisk-Class B	337,779

		Israel—0.4%
5,240		Teva Pharmaceutical Industries Sponsored ADR	255,974

		Hungary—0.3%
9,810		OTP Bank (1)	235,455

6

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Australia—0.3%
7,240		Newcrest Mining	$214,382

		Greece—0.3%
8,800		Coca-Cola Hellenic Bottling	207,510

		Czech Republic—0.3%
944		Komercni Banka	183,311

		Taiwan—0.2%
15,447		Taiwan Semiconductor Manufacturing Sponsored ADR	156,015

		TOTAL COMMON STOCKS (Cost $65,556,631)	66,538,477

EQUITY LINKED NOTES—2.4%
		India—1.5%
6,559		Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	191,960
10,973		ICICI Bank, Issued by Macquarie Bank, Expires 10/15/2012	213,940
17,269		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	667,761

			1,073,661

		Taiwan—0.9%
74,124		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (9)	299,054
19,950		HTC Corp, Issued by Citigroup, Expires 01/20/2015	365,823

			664,877

		TOTAL EQUITY LINKED NOTES (Cost $1,477,401)	1,738,538

EXCHANGE-TRADED FUND—1.1%
		Multinational—1.1%
6,630		SPDR Gold Shares (1)(Cost $804,113)	765,699

PREFERRED STOCKS—0.8%
		Brazil—0.8%
5,860		Cia Brasileira de Distribuicao Grupo-Class A 1.150%	191,797
14,930		Vale SA-Class A 2.070%	362,122

			553,919

7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
PREFERRED STOCKS—Continued

	Philippines—0.0%
56,604	Ayala Land 0.000% (4)(12)		$124

	TOTAL PREFERRED STOCKS (Cost $533,139)		554,043

Face
Value	Currency
REPURCHASE AGREEMENT—2.5%
	United States—2.5%
1,783,203	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/30/2010, due 08/02/2010, with maturity value of $1,783,206 and an effective yield of 0.02%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.375%-4.500%, maturities ranging from 06/24/2011-01/15/2014, and an aggregate fair value of $1,821,625. (Cost $1,783,203)	1,783,203

		TOTAL INVESTMENTS—100.8% (Cost $70,154,487)	71,379,960
		OTHER ASSETS AND LIABILITIES—(0.8)%	(598,266)

		TOTAL NET ASSETS—100.0%	$70,781,694

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $70,659,814.

8

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/15/10	Credit Suisse	CZK	1,865,297	97,997	97,543	$454
09/16/10	Credit Suisse	EUR	753,986	982,248	942,750	39,498
09/16/10	JPMorgan Chase Bank N.A.	EUR	312,227	406,750	384,154	22,596
09/16/10	UBS AG	EUR	271,531	353,734	335,107	18,627
12/16/10	Credit Suisse	EUR	345,003	449,275	422,970	26,305
12/16/10	UBS AG	EUR	324,220	422,211	404,899	17,312
08/10/10	Credit Suisse	GBP	1,628,719	2,550,652	2,416,368	134,284
09/15/10	Deutsche Bank Ag London	GBP	458,490	717,899	695,028	22,871
09/15/10	Credit Suisse	HUF	17,303,872	78,950	78,991	(41)
09/16/10	Credit Suisse	JPY	69,242,485	799,308	758,082	41,226
09/15/10	Credit Suisse	PLN	361,147	117,213	116,703	510
09/15/10	Credit Suisse	ZAR	4,985,916	677,648	638,606	39,042

Net unrealized appreciation on forward foreign exchange contracts to buy						$362,684

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/15/10	Credit Suisse	CZK	1,865,297	97,997	93,958	$(4,039)
09/16/10	Credit Suisse	EUR	753,986	982,249	960,600	(21,649)
09/16/10	JPMorgan Chase Bank N.A.	EUR	312,227	406,750	381,480	(25,270)
09/16/10	UBS AG	EUR	271,531	353,734	332,265	(21,469)
12/16/10	Credit Suisse	EUR	345,003	449,275	414,402	(34,873)
12/16/10	UBS AG	EUR	324,220	422,211	392,955	(29,256)
08/10/10	Credit Suisse	GBP	1,628,719	2,550,652	2,432,484	(118,168)
09/15/10	Deutsche Bank Ag London	GBP	458,490	717,899	712,439	(5,460)
09/15/10	Credit Suisse	HUF	17,303,872	78,950	80,757	1,807
09/16/10	Credit Suisse	JPY	69,242,485	799,308	788,182	(11,126)
09/15/10	Credit Suisse	PLN	361,147	117,213	116,948	(265)
09/15/10	Credit Suisse	ZAR	4,985,916	677,648	612,502	(65,146)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(334,914)

9

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) July 31, 2010

Artio Global Equity Fund Inc.

Glossary of Currencies

CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

10

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio Global Equity Fund Inc.

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Consumer Staples	17.3%	$12,207,941
Financials	16.2	11,496,873
Information Technology	14.2	10,077,350
Industrials	13.0	9,196,190
Materials	11.4	8,083,449
Consumer Discretionary	9.8	6,955,075
Health Care	7.6	5,368,657
Energy	7.0	4,946,713
Utilities	1.5	1,069,050
Telecommunication Services	0.3	195,459
Short-term Investment	2.5	1,783,203

Total Investments	100.8	71,379,960
Other Assets and Liabilities (Net)	(0.8)	(598,266)

Net Assets	100.0%	$70,781,694

11

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—93.5%
		United Kingdom—16.2%
1,122,407		Anglo American (1)	$44,375,690
4,882,700		ARM Holdings	25,096,779
19,299,641		Barclays PLC	100,589,333
1,744,695		BG Group	27,911,120
3,994,956		BHP Billiton	122,095,576
7,323,421		BP PLC	46,559,244
1,831,052		Cairn Energy (1)	13,386,002
4,889,063		Compass Group	40,580,825
1,926,255		Diageo PLC	33,394,948
3,415,617		GlaxoSmithKline PLC	59,429,572
4,578,536		HSBC Holdings	46,321,064
2,513,805		Imperial Tobacco	71,021,116
105,328,207		Lloyds Banking (1)	114,247,460
356,418		Lonmin PLC (1)	8,763,521
557,215		Petropavlovsk PLC	8,813,807
1,434,607		Reckitt Benckiser	70,210,544
2,994,086		Rio Tinto	154,949,222
4,621,384		Rolls-Royce Group (1)	41,977,776
40,462,652		Royal Bank of Scotland (1)	31,658,924
3,007,007		Royal Dutch Shell-Class A	82,624,184
518,752		SABMiller PLC	15,712,150
910,422		Shire PLC	20,745,558
415,817		Standard Chartered	11,995,304
8,491,013		Tesco PLC	51,947,746
37,851,648		Vodafone Group	88,178,182
137,286		Whitbread PLC	3,027,250
4,917,041		William Morrison Supermarkets	20,406,526
3,890,344		WPP PLC	41,277,813
5,273,441		Xstrata PLC	83,867,441

			1,481,164,677

		Japan—8.8%
251,127		Aisin Seiki (3)	6,998,289
2,088,000		Asahi Glass (3)	21,202,862
2,649,900		Bank of Yokohama	12,200,670
757,073		Canon Inc	32,891,528
3,345		Central Japan Railway	27,173,783
2,187,000		Chiba Bank	13,324,902
301,900		Daikin Industries (3)	11,165,353
435,106		Denso Corp	12,436,621
361,100		East Japan Railway	23,209,404

12

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Japan—Continued

296,200		Fanuc Ltd	$34,897,323
1,760,000		Fukuoka Financial	7,311,332
2,462,252		Honda Motor	76,970,236
2,190,897		ITOCHU Corp	17,039,748
672,900		Komatsu Ltd	14,100,928
1,491,197		Mitsubishi Corp	32,160,711
2,567,000		Mitsubishi Electric	22,304,996
6,761,000		Mitsubishi UFJ Financial	33,469,525
265,920		Mitsubishi UFJ Lease & Finance	9,328,373
423,216		Nidec Corp (3)	39,606,298
153,516		Nintendo Co	42,798,829
299,200		Nippon Telegraph & Telephone	12,394,738
3,079,100		Nissan Motor (1)	23,592,458
670,000		NSK Ltd (3)	4,754,789
8,410		NTT DoCoMo	13,343,815
1,046,000		Resona Holdings (3)	11,454,581
737,000		Ricoh Co	10,179,887
121,300		Sawai Pharmaceutical (3)	10,749,873
613,400		Shiseido Co	13,689,310
197,700		SMC Corp	26,098,407
1,163,500		Sumitomo Mitsui Financial	35,928,064
3,655,400		Sumitomo Trust & Banking	20,289,031
1,706,300		Suzuki Motor	35,638,161
164,250		Towa Pharmaceutical (3)	9,647,271
1,051,889		Toyota Motor	37,021,249
384,800		Unicharm Corp (3)	45,646,711

			801,020,056

		Russia—7.1%
656,887		Alfa Cement (1)(4)(10)(12)	47,906,732
1,396,308		AvtoVAZ Sponsored GDR (1)	3,218,811
53,536,950		Chelindbank OJSC (4)(10)	4,042,040
241,397		Cherkizovo Group (1)	6,034,925
204,155		Cherkizovo Group Sponsored GDR (1)	3,368,558
898,374		Evraz Group Sponsored GDR (1)	23,941,667
359,509		Gazprom Neft Sponsored ADR (3)	7,290,843
473,800		Globaltrans Investment Sponsored GDR	6,993,288
98,599,579		IDGC Holding (1)	13,557,442
205,522,262		IDGC of Center and Volga (1)	1,355,419
494,494,096		IDGC of North-West (1)	3,345,253
166,480,998		IDGC of South (1)(4)	915,645

13

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Russia—Continued

158,266		Inter Rao UES Sponsored GDR (1)(9)	$2,247,377
547,651		Kuban Energy Retail (1)	703,336
547,651		Kuban Trunk Grid (1)(4)	85,570
547,651		Kubanenergo OAO (1)	3,072,122
118,567		Kuzbassenergo OJSC Sponsored GDR (1)(4)(9)	711,402
137,713		Magnit OJSC	13,461,446
796,672		Magnit OJSC Sponsored GDR	16,849,613
829,151		Mechel Sponsored ADR	18,058,909
2,133,900		MMC Norilsk Nickel Sponsored ADR	35,081,316
41,256,470		MRSK Centra (1)	1,443,976
236,718,165		MRSK Urala (1)	1,907,475
1,309,875		North-West Telecom Sponsored ADR (1)	8,969,651
768,373		NovaTek OAO	5,556,136
72,150		NovaTek OAO Sponsored GDR	5,411,250
332,297		Novorossiysk Sea Trade Port Sponsored GDR (1)	3,937,719
766,444		OAO Dalsvyaz (4)	2,184,365
1,102,341		OGK1 OAO Sponsored GDR (1)(9)	1,960,606
943,170		OGK2 OAO Sponsored GDR (1)(9)	4,824,001
90,069,909		OGK3 OJSC (1)	5,064,451
590,982		OGK3 OJSC Sponsored GDR (1)(9)	1,661,497
226,078		OGK5 OJSC Sponsored GDR (1)	946,815
1,245,141		OGK6 OAO Sponsored GDR (1)(9)	4,470,264
670,892		Pharmstandard (1)	52,228,942
520,397		Pharmstandard Sponsored GDR (1)	12,463,508
2,269,104		Protek (1)	8,702,014
270,401		Quadra Power Generation Sponsored GDR (1)(9)	588,895
85,300,000		RAO Energy System of East (1)(4)	1,185,841
7,390,545		Rosneft Oil Sponsored GDR (1)(3)	49,368,841
78,061		RTS Stock Exchange—BRD (1)(4)	26,345,588
45,193,813		Sberbank of Russian Federation	126,542,676
817,203		Sibirskiy Cement (1)(4)	12,462,346
8,525		Sistema-Hals (1)	227,434
798,704		Sistema-Hals Sponsored GDR (1)(9)	1,065,409
651,692		TGK1 OAO Sponsored GDR (9)	2,118,187
110,037		TGK2 Sponsored GDR (1)(9)	279,586
286,608		TGK9 OAO Sponsored GDR (1)(9)	832,255
27,296		TGK14 JSC Sponsored GDR (1)(9)	102,681
3,005,403		TNK-BP Holding	5,973,238
472,896		Veropharm (1)(4)	16,314,912
284,902		Volga Territorial Generating Sponsored GDR (1)(9)	1,842,626
157,105		VolgaTelecom Sponsored ADR (1)	989,762

14

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Russia—Continued

5,331,075		VTB Bank Sponsored GDR	$28,894,427
916,550		X 5 Retail Sponsored GDR (1)	34,297,301
293,432		Yenisei Territorial Generating Sponsored GDR (1)(9)	520,441

			643,926,830

		Germany—6.3%
549,093		Allianz SE	63,738,391
215,962		Bayer AG	12,411,981
150,744		Bilfinger Berger	8,602,827
131,951		Continental AG (1)	8,414,782
1,365,690		Daimler AG (1)	73,615,221
352,930		Deutsche Bank	24,645,115
431,586		Deutsche Boerse	30,205,139
2,683,058		Fraport AG (3)	139,172,767
788,692		Fresenius SE	54,971,641
543,600		HeidelbergCement AG	27,368,452
124,603		Henkel AG	5,165,426
673,258		MAN SE	62,477,256
686,272		Marseille-Kliniken AG (1)(10)	3,299,135
128,320		Metro AG	7,120,827
588,226		SAP AG	26,852,566
225,309		Siemens AG	21,953,287

			570,014,813

		China—5.9%
61,760,317		Beijing Capital International Airport-Class H (3)	32,608,404
8,589,093		Belle International	13,250,745
27,762,000		China Construction Bank-Class H	23,559,840
13,892,107		China Mengniu Dairy (3)	43,203,748
17,785,204		China Merchants Holdings International	67,335,230
13,170,000		China Overseas Land & Investment	28,153,347
24,038,000		China Resources Enterprise	91,318,026
13,530,000		China Yurun Food (3)	44,429,778
30,866,602		Clear Media (1)(10)	18,880,722
1,064,111		Golden Eagle Retail	2,521,395
50,219,736		GOME Electrical Appliances (1)(3)	17,461,211
2,197,500		Hengan International	18,960,067
30,677,000		Industrial Commercial Bank of China-Class H (3)	23,465,807
7,482,558		Lianhua Supermarket-Class H	32,279,817
524,478		Mindray Medical International Sponsored ADR (3)	16,227,349
2,008,000		Shandong Weigao Group Medical Polymer-Class H (3)	9,050,403
4,228,600		Sinopharm Group-Class H (3)	15,791,769

15

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		China—Continued

7,043,849		Tingyi Holding (3)	$17,887,643
9,654,000		Wumart Stores-Class H (3)	21,233,977

			537,619,278

		France—5.8%
248,805		Aeroports de Paris (3)	18,333,525
1,227,741		AXA SA	22,624,927
510,259		BNP Paribas	35,039,764
357,787		Carrefour SA	16,465,852
685,764		CFAO SA (3)	20,968,398
1,669,490		Danone SA	93,612,440
227,166		Essilor International	14,205,681
770,257		European Aeronautic Defence & Space (1)(3)	18,243,452
661,226		Eutelsat Communications	24,417,650
109,545		Iliad SA (3)	9,640,408
1,486,502		L’ Occitane International (1)	3,254,248
479,901		LVMH	58,532,594
169,748		PPR	22,700,797
285,825		Publicis Groupe (3)	12,878,506
178,980		Safran SA	4,829,054
208,334		Schneider Electric (3)	24,020,437
1,023,513		SES SA FDR	25,275,202
564,159		Societe Generale	32,512,101
210,881		Sodexo (3)	13,282,092
189,341		Technip SA	12,605,006
71,960		Vallourec SA	7,004,020
861,479		Veolia Environnement (3)	22,867,558
385,097		Vinci SA	18,638,306

			531,952,018

		Switzerland—5.7%
2,105,573		ABB Ltd (1)	42,302,647
740,166		Credit Suisse	33,561,266
472,161		Dufry Group (1)	38,359,556
136,505		Flughafen Zuerich	44,555,754
101,582		Holcim Ltd	6,757,570
2,379,018		Nestle SA	117,103,395
1,155,917		Nobel Biocare	19,378,527
1,080,123		Novartis AG	52,186,588
49,227		Swatch Group	15,178,619
630,061		Swiss Reinsurance	28,893,980
38,371		Swisscom AG	14,303,168

16

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Switzerland—Continued

114,851		Syngenta AG	$25,248,010
2,866,961		UBS AG (1)	48,776,015
135,261		Zurich Financial Services	31,441,314

			518,046,409

		Canada—5.0%
167,302		Agnico-Eagle Mines (3)	9,328,757
261,190		Bank of Montreal (3)	15,943,507
506,221		Bank of Nova Scotia (3)	25,356,514
2,781,778		Barrick Gold (3)	114,139,461
270,703		Canadian Imperial Bank of Commerce (3)	18,555,883
148,420		Canadian Pacific Railway	8,846,550
263,911		EnCana Corp (3)	8,053,520
1,097,992		Goldcorp Inc	42,962,355
386,322		IAMGOLD Corp	6,080,178
87,956		IGM Financial (3)	3,453,508
1,332,039		Ivanhoe Mines (1)	23,460,544
552,608		Kinross Gold	9,051,407
871,619		Royal Bank of Canada (3)	45,461,792
1,871,612		Silver Wheaton (1)	35,235,261
1,017,794		Suncor Energy	33,490,013
1,317,948		Talisman Energy	22,457,389
521,052		Toronto-Dominion Bank (3)	37,011,665

			458,888,304

		Netherlands—4.6%
160,281		ASML Holding	5,109,678
158,135		Heineken Holding	6,201,146
516,104		Heineken NV	23,351,753
5,653,568		ING Groep Dutch Certificate (1)	54,357,123
3,760,913		Koninklijke (Royal) KPN (3)	52,328,950
1,049,652		Koninklijke Philips Electronics	32,696,585
386,069		Randstad Holding (1)	17,337,389
2,056,392		TNT NV	61,350,608
5,784,685		Unilever NV Dutch Certificate (3)	170,131,588

			422,864,820

		Czech Republic—2.1%
414,976		Central European Media Enterprises-Class A (1)(3)	8,921,984
928,571		Komercni Banka	180,314,524

			189,236,508

17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		India—2.0%
84,603		Adani Enterprises	$1,063,805
173,841		Asian Paints	9,717,564
1,950,498		Dabur India	8,295,028
762,330		Educomp Solutions	10,016,824
205,791		HDFC Bank	9,428,115
379,350		ICICI Bank	7,368,325
3,418,117		ITC Ltd	22,675,731
356,620		Jain Irrigation Systems	9,520,882
1,381,500		Larsen & Toubro	53,378,505
572,448		Mundra Port	8,931,200
1,363,603		Reliance Capital (1)	23,037,706
173,715		State Bank of India	9,369,866
386,906		United Spirits	11,551,735

			184,355,286

		South Africa—1.8%
361,011		AngloGold Ashanti	14,571,325
2,755,328		Aspen Pharmacare (1)(3)	30,745,534
588,175		Impala Platinum	15,903,869
732,589		Massmart Holdings	12,832,695
3,699,551		Shoprite Holdings	46,296,306
2,356,549		Standard Bank	36,620,432
389,047		Tiger Brands	9,641,215

			166,611,376

		Austria—1.8%
117,501		bwin Interactive Entertainment	6,533,463
2,420,999		Erste Group Bank	97,129,756
798,709		Flughafen Wien	46,070,681
276,063		OMV AG	9,237,730
143,322		Wienerberger AG (1)	1,986,699

			160,958,329

		Poland—1.5%
703,079		Bank Pekao	37,512,500
75,263		Bank Zachodni WBK	4,520,337
660,666		Dom Development (4)	10,080,216
266,814		Globe Trade Centre (1)	2,093,238
259,531		Grupa Kety	9,014,603
102,451		Hydrobudowa Polska (1)	112,726
129,747		PBG SA	9,710,223
2,972,690		PKO Bank Polski	37,933,998

18

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Poland—Continued

7,963,621		Polimex Mostostal	$12,339,866
1,071,000		Polska Grupa Farmaceutyczna (1)(10)	14,573,326
231,934		Sniezka SA	2,997,422

			140,888,455

		Brazil—1.4%
2,768,742		All America Latina Logistica (Unit)	26,125,404
253,696		Amil Participacoes	2,191,945
531,896		BRF—Brasil Foods	7,470,883
2,495,388		Diagnosticos da America	23,985,796
349,325		Drogasil SA	7,267,469
528,563		Fleury SA (1)	6,129,137
3,414,597		Hypermarcas SA (1)	44,447,504
195,744		Souza Cruz	8,990,260

			126,608,398

		Australia—1.4%
1,355,969		Aquarius Platinum	5,818,308
7,782,270		Asciano Group (1)	11,905,883
3,283,247		Lihir Gold	12,096,691
24,117,285		MAp Group	64,623,243
979,616		Newcrest Mining (3)	29,007,148

			123,451,273

		Finland—1.3%
819,738		Fortum Oyj	19,062,979
412,699		Kesko Oyj-Class B	16,000,878
337,527		Olvi Oyj-Class A	12,884,086
273,030		Outotec Oyj (3)	9,664,458
3,647,812		Stora Enso-Class R (3)	29,535,958
2,323,874		UPM-Kymmene Oyj	33,726,809

			120,875,168

		Spain—1.2%
476,958		Amadeus IT-Class A (1)	8,388,637
3,037,992		Banco Bilbao Vizcaya Argentaria	40,904,830
4,884,102		Banco Santander (3)	63,432,788

			112,726,255

		Ukraine—1.2%
214,485		Anthousa Ltd Sponsored GDR (1)(4)(9)	1,684,410
8,916,599		Bank Forum (1)	8,003,561

19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Ukraine—Continued

76,611,005		Bohdan Automobile Plant (1)	$1,844,119
2,852,650		Centrenergo (1)	4,951,231
178,305		Centrenergo Sponsored ADR (1)	3,094,769
1,237,519		Chernivtsioblenergo (1)(4)	564,415
5,006,914		Davento PLC GDR (1)(4)(9)(10)	3,196,272
22,500		Dniproenergo (4)	3,192,601
11,770,906		Dragon-Ukrainian Properties & Development (1)(10)	14,839,701
7,562,990		Harkivoblenergo (1)(4)	2,682,846
10,700		Ivano Frankivskcement (1)(4)	203,338
902,412		Khmelnitskoblenergo JSC (1)(4)	297,822
2,750,000		Kirovogradoblenergo (1)(4)	609,698
240,262		Korukivskas Technical Papers Factory (1)(4)	1,461,068
3,228,131		Krymenergo (4)	1,267,818
115,161		Kyivmedpreparat (1)(4)	1,604,879
189,156		Lvivoblenergo (1)(4)	101,848
267,596		Odessaoblenergo (1)(4)	70,346
5,542,248		Oranta (1)(4)	5,406,557
488,244		Poltavaoblenergo (1)(4)	173,506
115,793,980		Raiffeisen Bank Aval (1)	7,100,280
65,228		Retail Group (1)(4)(12)	7,249,061
21,017		Rodovid Bank (1)(4)(12)	184
8,375,303		Slavutich Brewery (1)(4)	2,891,420
641,180		Ternopiloblenergo (1)(4)	182,771
2,636,403		Tsukrovyy soyz Ukrros (1)(4)	751,516
1,153,346,022		Ukrinbank (1)(4)(10)	1,461,180
12,880		Ukrnafta	481,373
8,685		Ukrnafta Sponsored ADR	1,855,629
84,835,914		Ukrsotsbank JSCB (1)	5,826,440
116,751,392		UkrTelecom (1)	9,177,999
653,260		UkrTelecom Sponsored GDR (1)	2,526,441
65,728		Vinnitsaoblenergo (1)(4)	903,492
4,114,636		Volynoblenergo (1)(4)	216,333
4,799,516		Zakarpattyaoblenergo (4)	1,276,912
20,071		Zakhidenergo (1)(4)	1,375,658
595,792		Zakhidenergo GDR (1)	10,208,833
400,000		Zhytomyroblenergo (1)(4)	96,792

			108,833,119

		Mexico—1.1%
1,139,884		Fomento Economico Mexicano Sponsored ADR	55,489,553
2,579,261		Genomma Lab Internacional-Class B (1)	8,795,765

20

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Mexico—Continued

1,254,640		Grupo Cementos de Chihuahua (1)	$4,293,449
1,136,552		Grupo Comercial Chedraui (1)	3,149,245
4,675,149		Grupo Financiero Banorte (3)	18,177,395
5,917,726		Urbi Desarrollos Urbanos (1)(3)	11,471,546

			101,376,953

		South Korea—1.1%
272,400		Hankook Tire	6,182,144
419,754		Hyundai Motor	52,865,073
58,694		Samsung Electronics	40,185,229

			99,232,446

		Sweden—1.0%
1,057,456		Atlas Copco-Class A (3)	17,273,841
272,612		Elekta AB-Class B (3)	7,892,070
1,056,522		Hennes & Mauritz-Class B (3)	33,231,177
215,427		Swedish Match (3)	5,080,439
2,162,524		Volvo AB-Class B (1)	26,905,361

			90,382,888

		Norway—1.0%
966,179		Austevoll Seafood	5,981,646
720,458		Copeinca ASA (3)	4,923,025
1,356,551		DnB NOR	16,852,744
10,388,353		Marine Harvest	7,832,359
357,376		RomReal Ltd (1)	72,084
1,793,516		Statoil ASA (3)	36,264,266
1,098,722		Telenor ASA	16,960,332

			88,886,456

		Italy—1.0%
1,168,335		Buzzi Unicem (3)	12,732,416
8,744,561		Intesa Sanpaolo	28,936,714
409,926		Saipem SpA	14,739,815
10,635,778		UniCredit SpA	29,791,008

			86,199,953

		Denmark—0.9%
2,017		AP Moller-Maersk-Class B	17,004,789
25,571		Carlsberg AS-Class B	2,266,699
644,311		Novo Nordisk-Class B	55,097,431

21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Denmark—Continued

726,577		TK Development (1)(3)	$3,137,738

			77,506,657

		Romania—0.8%
731,600		Antibiotice	123,352
208,660		Banca Transilvania (1)	92,751
4,586,344		Biofarm Bucuresti (1)	262,916
4,182,214		BRD—Groupe Societe Generale	14,743,937
14,619,597		Cemacon SA (1)(10)	533,325
7,691,800		Compa Sibiu (1)	969,124
15,345,894		Concefa SA (1)(10)	752,699
4,950,133		Condmag SA (1)	1,236,756
40,338,000		Dafora SA (1)	1,520,999
16,912,495		Impact Developer & Contractor (1)(4)(10)	2,158,633
504,039,057		OMV Petrom (1)	48,209,005
11,631,100		Socep Constanta (1)	684,591
6,887,600		Spicul Buzau	616,538
11,918,318		Zentiva SA (1)	2,667,149

			74,571,775

		Bulgaria—0.8%
301,290		Bulgarian American Credit Bank (1)(4)	2,086,649
1,276,434		Central Cooperative Bank (1)	1,008,975
10,693,367		Chimimport AD (1)(10)	14,954,264
354,861		DZI Insurance (4)(10)(12)	20,660,938
2,276,550		LEV INS (4)(10)(12)	2,895,622
806,010		Sopharma AD (1)	2,071,853
1,425,011		Sparki Eltos Lovetch (1)(4)(10)	1,380,267
11,652,801		Vivacom (1)(4)(12)	26,306,393

			71,364,961

		Hong Kong—0.6%
9,955,484		Hang Lung Properties	41,281,400
11,273,145		Melco International Development (1)	4,689,039
6,630,000		Sands China (1)(3)	10,211,296

			56,181,735

		Hungary—0.5%
2,044,291		OTP Bank (1)	49,066,122

		Israel—0.5%
857,015		Teva Pharmaceutical Industries Sponsored ADR	41,865,183

22

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Ireland—0.4%
5,286,358		Dragon Oil (1)	$35,371,870

		Georgia—0.3%
2,466,387		Bank of Georgia Sponsored GDR (1)(10)	29,350,005

		Greece—0.3%
1,210,514		Coca-Cola Hellenic Bottling	28,544,726

		Belgium—0.3%
628,576		KBC Groep (1)	27,760,991

		Indonesia—0.3%
14,517,523		Bank Rakyat Indonesia	16,061,181
24,846,500		Perusahaan Gas Negara	11,245,273

			27,306,454

		Serbia—0.2%
48,500		Energoprojekt Holding (1)	532,784
78,573		Imlek ad	1,440,497
41,505		Komercijalna Banka (4)	14,232,319
93,520		Privredna Banka (1)	698,637
6,149		Razvojna Banka Vojvodine (1)(4)	285,781
123,132		Tigar ad Pirot (1)(4)(10)	972,631
78,160		Toza Markovic ad Kikinda (1)(4)(10)	2,257,073
16,667		Univerzal Banka (1)(4)	979,547

			21,399,269

		Lebanon—0.2%
278,581		SOLIDERE-Class A	5,738,769
752,109		SOLIDERE Sponsored GDR (9)	15,493,445

			21,232,214

		Portugal—0.2%
1,076,534		Galp Energia-Class B	17,601,471

		Thailand—0.2%
81,844,000		Thai Beverage	17,156,809

		Venezuela—0.2%
38,451		Banco Provincial (4)	113,163
156		Banco Venezolano de Credito (4)	62,202
15,843,815		Cemex Venezuela SACA—I (1)(4)	1,423,938
2,797,674		Mercantil Servicios Financieros-Class B (4)	10,273,484
2,847,910		Siderurgica Venezolana Sivensa (4)(10)	3,640,999

			15,513,786

23

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Nigeria—0.1%
1,138,917		Guinness Nigeria	$1,281,642
148,739		Nestle Foods Nigeria	371,402
21,857,190		Nigerian Breweries	10,260,567
323,799		PZ Cussons Nigeria	73,306
3,722,796		Unilever Nigeria	622,201

			12,609,118

		Kenya—0.1%
138,646,186		Safaricom Ltd	10,292,512

		Zambia—0.1%
9,363,990		Zambeef Products (1)(4)(10)	7,703,817

		Singapore—0.1%
2,524,000		CapitaLand Ltd	7,351,727

		Taiwan—0.1%
1,802,801		Acer Inc	4,827,198

		United States—0.0%
401,661		KKR & Co (1)	3,635,032

		Lithuania—0.0%
1,753,630		Rokiskio Suris	2,778,971

		Latvia—0.0%
1,424,182		AS Parex Banka (4)(12)	2,619,185

		Croatia—0.0%
10,188		FIMA Validus (1)	25,106

		TOTAL COMMON STOCKS (Cost $8,048,276,341)	8,529,756,762

EQUITY LINKED NOTES—4.0%
		Taiwan—2.2%
6,717,854		ACER Inc, Issued by CLSA, Expires 01/04/2011 (9)	18,003,849
405,212		Asustek Computer, Issued by Deutsche Bank AG London, Expires 01/19/2017	3,060,566
1,996,650		Asustek Computer, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	14,953,111
11,881,785		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (9)	47,937,062
5,119,800		HTC Corp, Issued by Citigroup, Expires 01/20/2015	93,881,773
11,806,070		Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London, Expires 01/19/2017	23,040,726

			200,877,087

24

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
EQUITY LINKED NOTES—Continued

		India—1.6%
976,956		Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	$28,592,278
145,812		Dr Reddy’s Laboratories, Issued by Macquarie Bank, Expires 03/15/2012	4,256,252
384,186		ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (9)	7,463,197
1,137,470		ICICI Bank, Issued by CLSA, Expires 05/10/2015 (9)	22,181,916
400,002		ICICI Bank, Issued by Macquarie Bank, Expires 10/15/2012	7,798,799
927,665		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	35,871,136
222,850		Pantaloon Retail, Issued by Merrill Lynch International, Expires 01/29/2015	2,182,170
3,280,453		Tata Steel, Issued by Citigroup, Expires 10/24/2012 (9)	37,817,062

			146,162,810

		Serbia—0.2%
1		AIK Banka, Issued by KBC Financial Products, Expires 12/31/2040 (1)	4,544,194
1		AIK Banka, KomerciJalna Banka, Univerzal Banka, Issued by UnicreditoSerbian Banking, Expires 12/31/2040 (1)	10,615,009

			15,159,203

		Australia—0.0%
861,203		MAP Group, Issued by Macquarie Bank, Expires 06/03/2013	2,307,628

		Ukraine—0.0%
1,016		Laona Investments, Issued by UniCredit Bank Austria, Expires 11/16/2010 (1)(4)	496,366

		TOTAL EQUITY LINKED NOTES (Cost $321,932,135)	365,003,094

EXCHANGE-TRADED FUNDS—2.1%
		Multinational—1.8%
3,493,421		Market Vectors Gold Miners ETF (3)	168,452,761

		Australia—0.1%
6,527,159		Australian Infrastructure Fund (3)	10,635,681

		Sweden—0.1%
1,485,000		NAXS Nordic Access Buyout Fund (1)(4)(10)	6,798,783

		Romania—0.1%
4,035,500		SIF 1 Banat Crisana Arad	1,410,300
3,406,316		SIF 2 Moldova Bacau	1,075,552
9,533,500		SIF 3 Transilvania Brasov	1,651,240

25

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
EXCHANGE-TRADED FUNDS—Continued
		Romania—Continued

4,871,855		SIF 4 Muntenia Bucuresti	$940,902
4,143,975		SIF 5 Oltenia Craiova	1,689,578

			6,767,572

		Russia—0.0%
92,634		Renaissance Pre-IPO Fund (1)(4)(12)	1,389,510

		TOTAL EXCHANGE-TRADED FUNDS (Cost $208,968,403)	194,044,307

PREFERRED STOCKS—1.1%
		Germany—0.4%
323,760		Henkel AG 1.380%	16,064,035
238,063		Volkswagen AG 1.990%	25,218,157

			41,282,192

		Brazil—0.4%
661,336		Cia Brasileira de Distribuicao Grupo-Class A 1.150%	21,645,432
710,783		Vale SA-Class A 2.070%	17,239,796

			38,885,228

		Russia—0.2%
20,525		Silvinit 5.430% (4)	8,271,575
4,244,232		TNK-BP Holding 18.490%	7,491,069

			15,762,644

		Bulgaria—0.1%
6,416,021		Chimimport AD 9.000% (10)	9,442,551

		Philippines—0.0%
11,528,247		Ayala Land 0.000% (4)(12)	25,309

		TOTAL PREFERRED STOCKS (Cost $87,273,612)	105,397,924

26

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
	Bulgaria—0.1%
12,071,674	Bulgaria Compensation Notes (1)		$1,318,386
29,663,486	Bulgaria Compensation Vouchers (1)		3,219,891
3,842,865	Bulgaria Housing Compensation Notes (1)		409,455

	TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)		4,947,732

Face
Value	Currency
INVESTMENTS COLLATERAL FROM SECURITY LENDING—5.1%
		United States—5.1%
441,400,595	USD	State Street Navigator Securities Lending Prime Portfolio	441,400,595

		US Treasury Bill
19,889,403	USD	0.010% due 08/05/2010-06/02/2011	19,881,624

		US Treasury Bond/Note
2,131,562	USD	5.000% due 05/15/2037	2,499,791

		TOTAL INVESTMENTS COLLATERAL FROM SECURITY LENDING (Cost $463,782,010)	463,782,010

		TOTAL INVESTMENTS—105.9% (Cost $9,149,942,852)	9,662,931,829
		OTHER ASSETS AND LIABILITIES—(5.9)%	(535,874,226)

		TOTAL NET ASSETS—100.0%	$9,127,057,603

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $9,488,409,811.

27

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2010

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/16/10	Deutsche Bank	CAD	101,915,468	98,895,797	98,855,297	$40,500
09/16/10	Credit Suisse	CHF	62,913,266	60,159,995	59,829,368	330,627
09/08/10	Credit Suisse	CZK	253,668,436	13,327,639	13,265,582	62,057
09/15/10	Credit Suisse	CZK	2,981,284,768	156,627,792	155,902,921	724,871
12/08/10	Credit Suisse	CZK	1,399,464,006	73,478,821	73,145,139	333,682
12/08/10	Deutsche Bank	CZK	283,637,744	14,892,392	14,720,453	171,939
12/15/10	Credit Suisse	CZK	938,275,256	49,261,549	48,630,114	631,435
12/15/10	JPMorgan Chase Bank N.A.	CZK	380,896,782	19,997,933	19,720,768	277,165
12/16/10	Credit Suisse	CZK	1,526,167,310	80,126,600	79,100,125	1,026,475
12/16/10	Deutsche Bank	CZK	1,503,348,848	78,928,589	77,917,461	1,011,128
09/15/10	JPMorgan Chase Bank N.A.	EUR	147,796,071	192,540,497	191,023,791	1,516,706
09/16/10	Credit Suisse	EUR	52,123,995	67,904,090	62,931,854	4,972,236
09/16/10	JPMorgan Chase Bank N.A.	EUR	78,701,179	102,527,288	101,526,174	1,001,114
09/16/10	UBS AG	EUR	55,256,898	71,985,452	67,005,620	4,979,832
12/16/10	Credit Suisse	EUR	86,962,880	113,246,020	105,316,224	7,929,796
12/16/10	Morgan Stanley	EUR	314,702,832	409,816,733	392,918,480	16,898,253
09/15/10	Deutsche Bank	GBP	251,093,636	393,159,474	376,831,458	16,328,016
09/16/10	JPMorgan Chase Bank N.A.	GBP	34,038,340	53,296,602	52,296,028	1,000,574
12/16/10	Credit Suisse	GBP	9,777,906	15,302,829	14,862,417	440,412
12/16/10	State Street Bank & Trust	GBP	32,183,537	50,368,573	49,532,565	836,008
09/15/10	Credit Suisse	HUF	13,828,297,777	63,092,983	63,125,470	(32,487)
09/15/10	Credit Suisse	JPY	24,851,222,407	286,870,240	276,150,173	10,720,067
09/16/10	Credit Suisse	JPY	8,965,503,533	103,494,307	98,156,357	5,337,950
09/16/10	State Street Bank & Trust	JPY	2,080,893,149	24,021,026	22,799,561	1,221,465
09/15/10	Credit Suisse	PLN	288,608,856	93,670,289	93,262,389	407,900
09/16/10	Deutsche Bank	SEK	449,530,782	62,158,390	61,602,192	556,198

Net unrealized appreciation on forward foreign exchange contracts to buy						$78,723,919

28

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) July 31, 2010

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/16/10	Deutsche Bank	CAD	101,915,468	98,895,797	98,774,441	$(121,356)
09/16/10	Credit Suisse	CHF	62,913,266	60,159,995	57,590,295	(2,569,700)
09/08/10	Credit Suisse	CZK	253,668,436	13,327,640	11,719,223	(1,608,417)
09/15/10	Credit Suisse	CZK	2,981,284,768	156,627,792	150,171,755	(6,456,037)
12/08/10	Credit Suisse	CZK	1,399,464,006	73,478,821	65,106,793	(8,372,028)
12/08/10	Deutsche Bank	CZK	283,637,744	14,892,393	13,021,598	(1,870,795)
12/15/10	Credit Suisse	CZK	938,275,256	49,261,550	44,882,816	(4,378,734)
12/15/10	JPMorgan Chase Bank N.A.	CZK	380,896,782	19,997,933	18,229,087	(1,768,846)
12/16/10	Credit Suisse	CZK	1,526,167,310	80,126,600	72,653,787	(7,472,813)
12/16/10	Deutsche Bank	CZK	1,503,348,848	78,928,589	69,020,432	(9,908,157)
09/15/10	JPMorgan Chase Bank N.A.	EUR	147,796,071	192,540,497	177,442,485	(15,098,012)
09/16/10	Credit Suisse	EUR	52,123,995	67,904,089	62,843,295	(5,060,794)
09/16/10	JPMorgan Chase Bank N.A.	EUR	78,701,179	102,527,288	96,157,494	(6,369,794)
09/16/10	UBS AG	EUR	55,256,898	71,985,452	67,616,485	(4,368,967)
12/16/10	Credit Suisse	EUR	86,962,880	113,246,021	104,455,827	(8,790,194)
12/16/10	Morgan Stanley	EUR	314,702,832	409,816,733	376,795,275	(33,021,458)
09/15/10	Deutsche Bank	GBP	251,093,636	393,159,473	366,433,476	(26,725,997)
09/16/10	JPMorgan Chase Bank N.A.	GBP	34,038,340	53,296,603	49,721,044	(3,575,559)
12/16/10	Credit Suisse	GBP	9,777,906	15,302,829	14,089,669	(1,213,160)
12/16/10	State Street Bank & Trust	GBP	32,183,537	50,368,572	46,276,708	(4,091,864)
09/15/10	Credit Suisse	HUF	13,828,297,777	63,092,983	64,536,789	1,443,806
09/15/10	Credit Suisse	JPY	24,851,222,407	286,870,241	282,876,580	(3,993,661)
09/16/10	Credit Suisse	JPY	8,965,503,533	103,494,307	102,053,726	(1,440,581)
09/16/10	State Street Bank & Trust	JPY	2,080,893,149	24,021,026	23,707,128	(313,898)
09/15/10	Credit Suisse	PLN	288,608,856	93,670,289	93,458,391	(211,898)
09/16/10	Deutsche Bank	SEK	449,530,782	62,158,390	56,784,748	(5,373,642)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(162,732,556)

29

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) July 31, 2010

Artio International Equity Fund

Glossary of Currencies

CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar

30

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio International Equity Fund

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	25.5%	$2,326,453,253
Consumer Staples	16.6	1,511,470,422
Industrials	15.5	1,418,865,934
Materials	13.3	1,217,835,230
Consumer Discretionary	9.2	837,702,436
Health Care	6.5	588,371,733
Energy	5.4	493,460,013
Information Technology	4.4	397,207,418
Telecommunication Services	2.9	267,596,716
Utilities	1.5	140,186,664
Short-term Investments	5.1	463,782,010

Total Investments	105.9	9,662,931,829
Other Assets and Liabilities (Net)	(5.9)	(535,874,226)

Net Assets	100.0%	$9,127,057,603

31

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—92.1%
		United Kingdom—16.4%
1,015,005		Anglo American (1)	$40,129,424
5,102,815		ARM Holdings	26,228,157
16,917,540		Barclays PLC	88,173,870
1,558,135		BG Group	24,926,588
3,585,233		BHP Billiton	109,573,445
6,505,271		BP PLC	41,357,789
1,624,960		Cairn Energy (1)	11,879,356
5,178,189		Compass Group	42,980,666
1,707,702		Diageo PLC	29,605,955
3,123,080		GlaxoSmithKline PLC	54,339,613
4,025,052		HSBC Holdings	40,721,464
2,279,680		Imperial Tobacco	64,406,514
94,566,025		Lloyds Banking (1)	102,573,930
349,827		Lonmin PLC (1)	8,601,463
722,920		Petropavlovsk PLC	11,434,864
1,249,575		Reckitt Benckiser	61,154,965
2,687,238		Rio Tinto	139,069,298
4,677,298		Rolls-Royce Group (1)	42,485,664
37,089,996		Royal Bank of Scotland (1)	29,020,079
2,653,125		Royal Dutch Shell-Class A	72,900,492
503,006		SABMiller PLC	15,235,230
882,643		Shire PLC	20,112,564
365,715		Standard Chartered	10,549,983
7,633,737		Tesco PLC	46,702,959
33,329,377		Vodafone Group	77,643,221
126,821		Whitbread PLC	2,796,490
4,630,799		William Morrison Supermarkets	19,218,575
3,478,050		WPP PLC	36,903,240
3,182,380		Xstrata PLC	50,611,748

			1,321,337,606

		Japan—8.7%
228,948		Aisin Seiki	6,380,215
2,010,000		Asahi Glass (3)	20,410,801
2,328,000		Bank of Yokohama	10,718,578
678,064		Canon Inc	29,458,931
2,985		Central Japan Railway	24,249,250
1,928,000		Chiba Bank	11,746,873
264,300		Daikin Industries	9,774,769
384,349		Denso Corp	10,985,835
322,200		East Japan Railway	20,709,139

32

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Japan—Continued

266,840		Fanuc Ltd	$31,438,223
1,445,000		Fukuoka Financial	6,002,769
2,158,832		Honda Motor	67,485,298
1,983,788		ITOCHU Corp	15,428,953
594,830		Komatsu Ltd	12,464,935
1,378,538		Mitsubishi Corp	29,730,989
2,404,000		Mitsubishi Electric	20,888,668
5,827,400		Mitsubishi UFJ Financial	28,847,849
205,580		Mitsubishi UFJ Lease & Finance	7,211,669
426,214		Nidec Corp (3)	39,886,863
144,441		Nintendo Co	40,268,804
204,000		Nippon Telegraph & Telephone	8,450,958
2,833,200		Nissan Motor (1)	21,708,341
543,000		NSK Ltd	3,853,508
5,550		NTT DoCoMo	8,805,966
896,700		Resona Holdings (3)	9,819,620
659,000		Ricoh Co	9,102,504
646,900		Shiseido Co	14,436,933
194,700		SMC Corp	25,702,377
977,200		Sumitomo Mitsui Financial	30,175,250
3,016,000		Sumitomo Trust & Banking	16,740,088
1,551,200		Suzuki Motor	32,398,708
889,094		Toyota Motor	31,291,677
381,200		Unicharm Corp	45,219,663

			701,795,004

		Russia—7.3%
3,460,001		AvtoVAZ (1)	1,595,220
1,181,448		Evraz Group Sponsored GDR (1)	31,485,589
425,240		Gazprom Neft Sponsored ADR (3)	8,623,867
198,350,685		IDGC Holding (1)	27,273,219
203,234		Inter Rao UES Sponsored GDR (1)(9)	2,885,923
76,728		Kuzbassenergo OJSC Sponsored GDR (1)(4)(9)	460,368
166,249		Magnit OJSC	16,250,840
1,457,910		Magnit OJSC Sponsored GDR	30,834,796
1,046,803		Mechel Sponsored ADR (3)	22,799,369
2,434,345		MMC Norilsk Nickel Sponsored ADR (3)	40,020,632
455,000		NovaTek OAO	3,290,123
115,150		NovaTek OAO Sponsored GDR	8,636,250
935,150		Novorossiysk Sea Trade Port Sponsored GDR (1)	11,081,528
1,062,048		OGK1 OAO Sponsored GDR (1)(9)	1,888,942

33

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Russia—Continued

276,000		OGK2 OAO Sponsored GDR (1)(9)	$1,411,648
146,502,636		OGK3 OJSC (1)	8,237,550
440,664		OGK3 OJSC Sponsored GDR (1)(9)	1,238,890
61,782,882		OGK4 OJSC (1)	4,888,818
422,212		OGK5 OJSC Sponsored GDR (1)	1,768,224
321,816		OGK6 OAO Sponsored GDR (1)(9)	1,155,373
379,265		Pharmstandard (1)	29,525,780
2,082,500		Pharmstandard Sponsored GDR (1)	49,875,875
174,984		Quadra Power Generation Sponsored GDR (1)(9)	381,090
55,200,000		RAO Energy System of East (1)(4)	767,390
7,306,569		Rosneft Oil Sponsored GDR (1)(3)	48,807,881
51,189,827		Sberbank of Russian Federation	143,331,516
463,445		Sistema-Hals Sponsored GDR (1)(3)(9)	618,199
421,728		TGK1 OAO Sponsored GDR (9)	1,370,738
71,208		TGK2 Sponsored GDR (1)(9)	180,928
185,472		TGK9 OAO Sponsored GDR (1)(9)	538,576
17,664		TGK14 JSC Sponsored GDR (1)(9)	66,448
2,559,427		TNK-BP Holding	5,086,861
184,368		Volga Territorial Generating Sponsored GDR (1)(9)	1,192,415
6,544,528		VTB Bank Sponsored GDR	35,471,342
1,205,688		X 5 Retail Sponsored GDR (1)	45,116,845
189,888		Yenisei Territorial Generating Sponsored GDR (1)(9)	336,792

			588,495,845

		Germany—6.6%
477,848		Allianz SE	55,468,313
193,642		Bayer AG	11,129,184
155,144		Bilfinger Berger	8,853,931
139,194		Continental AG (1)	8,876,683
1,291,193		Daimler AG (1)	69,599,585
310,325		Deutsche Bank	21,670,006
394,568		Deutsche Boerse	27,614,383
2,423,702		Fraport AG (3)	125,719,725
861,399		Fresenius SE	60,039,301
495,625		HeidelbergCement AG	24,953,071
107,337		Henkel AG	4,449,663
636,706		MAN SE	59,085,289
162,167		Metro AG	8,999,090
498,220		SAP AG	22,743,785
201,553		Siemens AG	19,638,589

			528,840,598

34

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		France—6.0%
247,767		Aeroports de Paris	$18,257,039
1,003,021		AXA SA	18,483,766
447,596		BNP Paribas	30,736,661
330,513		Carrefour SA	15,210,665
257,523		CFAO SA	7,874,203
1,605,930		Danone SA	90,048,474
229,106		Essilor International	14,326,997
649,364		European Aeronautic Defence & Space (1)(3)	15,380,114
600,641		Eutelsat Communications	22,180,377
96,306		Iliad SA (3)	8,475,321
1,342,479		L’ Occitane International (1)	2,938,953
484,378		LVMH	59,078,645
167,638		PPR	22,418,622
243,688		Publicis Groupe (3)	10,979,926
162,167		Safran SA	4,375,423
182,044		Schneider Electric	20,989,260
913,588		SES SA FDR	22,560,653
495,961		Societe Generale	28,581,896
222,635		Sodexo (3)	14,022,404
180,920		Technip SA	12,044,394
54,166		Vallourec SA	5,272,092
776,268		Veolia Environnement	20,605,672
332,113		Vinci SA	16,073,934

			480,915,491

		China—5.7%
63,645,255		Beijing Capital International Airport-Class H (3)	33,603,619
7,625,907		Belle International (3)	11,764,799
24,444,000		China Construction Bank-Class H (3)	20,744,065
15,947,893		China Mengniu Dairy (3)	49,597,138
17,551,912		China Merchants Holdings International (3)	66,451,981
11,594,000		China Overseas Land & Investment	24,784,351
21,166,000		China Resources Enterprise	80,407,577
11,975,000		China Yurun Food (3)	39,323,473
933,902		Golden Eagle Retail	2,212,867
54,866,471		GOME Electrical Appliances (1)(3)	19,076,863
2,828,000		Hengan International	24,400,031
27,010,000		Industrial Commercial Bank of China-Class H (3)	20,660,803
525,225		Mindray Medical International Sponsored ADR (3)	16,250,462
1,812,000		Shandong Weigao Group Medical Polymer-Class H (3)	8,166,997
3,754,000		Sinopharm Group-Class H (3)	14,019,368

35

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		China—Continued

7,442,195		Tingyi Holding (3)	$18,899,231
3,670,000		Wumart Stores-Class H (3)	8,072,166

			458,435,791

		Switzerland—5.2%
1,818,161		ABB Ltd (1)	36,528,310
644,337		Credit Suisse	29,216,103
74,643		Flughafen Zuerich	24,363,761
99,712		Holcim Ltd	6,633,171
2,161,928		Nestle SA	106,417,483
1,293,375		Nobel Biocare	21,682,961
944,253		Novartis AG	45,621,973
61,123		Swatch Group	18,846,623
596,888		Swiss Reinsurance	27,372,699
35,536		Swisscom AG	13,246,394
100,355		Syngenta AG	22,061,314
2,467,853		UBS AG (1)	41,985,934
116,865		Zurich Financial Services	27,165,178

			421,141,904

		Canada—5.2%
177,602		Agnico-Eagle Mines (3)	9,903,086
208,892		Bank of Montreal (3)	12,751,143
400,811		Bank of Nova Scotia (3)	20,076,547
2,807,964		Barrick Gold (3)	115,213,902
230,182		Canadian Imperial Bank of Commerce (3)	15,778,289
119,684		Canadian Pacific Railway	7,133,745
280,499		EnCana Corp	8,559,720
1,016,686		Goldcorp Inc (3)	39,781,005
339,989		IAMGOLD Corp	5,350,960
74,141		IGM Financial (3)	2,911,075
1,309,363		Ivanhoe Mines (1)(3)	23,061,163
573,090		Kinross Gold	9,386,891
722,243		Royal Bank of Canada (3)	37,670,658
1,795,596		Silver Wheaton (1)	33,804,172
913,947		Suncor Energy	30,072,978
1,179,865		Talisman Energy	20,104,501
412,275		Toronto-Dominion Bank (3)	29,284,955

			420,844,790

		Netherlands—4.9%
141,056		ASML Holding	4,496,794

36

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Netherlands—Continued

171,117		Heineken Holding	$6,710,226
592,640		Heineken NV	26,814,717
5,056,086		ING Groep Dutch Certificate (1)	48,612,538
3,226,598		Koninklijke (Royal) KPN (3)	44,894,547
971,954		Koninklijke Philips Electronics	30,276,298
411,601		Randstad Holding (1)	18,483,967
1,853,368		TNT NV (3)	55,293,569
5,381,336		Unilever NV Dutch Certificate (3)	158,268,815

			393,851,471

		South Africa—2.4%
362,938		AngloGold Ashanti	14,649,104
3,753,296		Aspen Pharmacare (1)(3)	41,881,435
676,562		Impala Platinum	18,293,796
843,435		Massmart Holdings (3)	14,774,374
4,146,198		Shoprite Holdings	51,885,662
2,720,382		Standard Bank	42,274,344
536,356		Tiger Brands	13,291,771

			197,050,486

		Czech Republic—2.0%
216,288		Central European Media Enterprises-Class A (1)(3)	4,650,192
807,898		Komercni Banka	156,881,642

			161,531,834

		India—2.0%
74,315		Adani Enterprises	934,442
229,596		Asian Paints	12,834,221
2,576,062		Dabur India	10,955,411
127,268		Dr Reddy’s Laboratories	3,716,154
180,767		HDFC Bank	8,281,665
433,261		ICICI Bank	8,415,468
3,009,583		ITC Ltd	19,965,524
1,252,006		Larsen & Toubro	48,375,105
504,029		Mundra Port	7,863,743
1,200,625		Reliance Capital (1)	20,284,237
152,591		State Bank of India	8,230,477
352,781		United Spirits	10,532,875

			160,389,322

		Poland—1.7%
1,211,775		Bank Pekao	64,653,772

37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Poland—Continued

93,940		Bank Zachodni WBK	$5,642,088
5,182,702		PKO Bank Polski	66,135,590

			136,431,450

		Austria—1.5%
2,653,382		Erste Group Bank (3)	106,452,893
16,166		Flughafen Wien	932,478
270,075		OMV AG	9,037,357
239,286		Wienerberger AG (1)	3,316,931

			119,739,659

		Australia—1.5%
1,092,820		Aquarius Platinum (3)	4,689,166
7,205,315		Asciano Group (1)	11,023,215
4,690,123		Lihir Gold (3)	17,280,140
20,234,059		MAp Group (3)	54,217,981
1,028,517		Newcrest Mining (3)	30,455,143

			117,665,645

		South Korea—1.4%
373,960		Hankook Tire (3)	8,487,058
481,747		Hyundai Motor	60,672,656
58,424		Samsung Electronics	40,000,372

			109,160,086

		Spain—1.2%
430,855		Amadeus IT-Class A (1)	7,577,787
2,670,511		Banco Bilbao Vizcaya Argentaria	35,956,907
4,292,629		Banco Santander (3)	55,750,971

			99,285,665

		Brazil—1.2%
2,428,741		All America Latina Logistica (Unit)	22,917,209
552,810		Amil Participacoes	4,776,304
740,113		BRF—Brasil Foods	10,395,448
3,835,922		Hypermarcas SA (1)	49,931,854
211,463		Souza Cruz	9,712,213

			97,733,028

		Finland—1.1%
729,454		Fortum Oyj	16,963,428
469,668		Kesko Oyj-Class B	18,209,641
3,275,421		Stora Enso-Class R (3)	26,520,746

38

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Finland—Continued

2,108,536		UPM-Kymmene Oyj	$30,601,569

			92,295,384

		Mexico—1.1%
1,220,152		Fomento Economico Mexicano Sponsored ADR	59,396,999
993,390		Fomento Economico Mexicano (Unit) (3)	4,843,313
627,622		Grupo Cementos de Chihuahua (1)	2,147,758
1,027,879		Grupo Comercial Chedraui (1)	2,848,126
5,750,970		Grupo Financiero Banorte (3)	22,360,282

			91,596,478

		Sweden—1.1%
923,808		Atlas Copco-Class A (3)	15,090,664
339,006		Elekta AB-Class B (3)	9,814,165
977,787		Hennes & Mauritz-Class B (3)	30,754,696
202,341		Swedish Match (3)	4,771,830
2,311,542		Volvo AB-Class B (1)	28,759,390

			89,190,745

		Norway—1.0%
1,302,490		DnB NOR	16,181,132
21,107,643		Marine Harvest	15,914,231
1,585,862		Statoil ASA	32,065,575
980,809		Telenor ASA	15,140,178

			79,301,116

		Italy—1.0%
1,023,370		Buzzi Unicem (3)	11,152,599
7,688,428		Intesa Sanpaolo	25,441,854
391,456		Saipem SpA	14,075,684
9,346,024		UniCredit SpA	26,178,384

			76,848,521

		Denmark—0.9%
1,940		AP Moller-Maersk-Class B (3)	16,355,622
22,450		Carlsberg AS-Class B	1,990,043
610,940		Novo Nordisk-Class B	52,243,753

			70,589,418

		Hungary—0.6%
2,101,385		OTP Bank (1)	50,436,466

39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Hong Kong—0.6%
8,667,824		Hang Lung Properties (3)	$35,941,990
2,864,505		Melco International Development (1)(3)	1,191,484
7,623,600		Sands China (1)(3)	11,741,605

			48,875,079

		Israel—0.5%
801,920		Teva Pharmaceutical Industries Sponsored ADR	39,173,792

		Ireland—0.5%
5,375,953		Dragon Oil (1)	35,971,364

		Romania—0.4%
1,663,581		BRD—Groupe Societe Generale	5,864,773
305,148,699		OMV Petrom (1)	29,186,062

			35,050,835

		Greece—0.4%
1,257,087		Coca-Cola Hellenic Bottling	29,642,948

		Belgium—0.3%
596,624		KBC Groep (1)	26,349,835

		Ukraine—0.3%
110,904,020		Raiffeisen Bank Aval (1)	6,800,437
39,541		Ukrnafta	1,477,794
26,941		Ukrnafta Sponsored ADR	5,756,189
13,114,606		Ukrsotsbank JSCB (1)	900,697
92,477,349		UkrTelecom (1)	7,269,780
627,195		UkrTelecom Sponsored GDR (1)	2,425,180

			24,630,077

		Indonesia—0.3%
12,748,060		Bank Rakyat Indonesia	14,103,570
22,616,000		Perusahaan Gas Negara	10,235,771

			24,339,341

		Lebanon—0.2%
897,219		SOLIDERE Sponsored GDR (9)	18,482,711

		Portugal—0.2%
1,098,525		Galp Energia-Class B	17,961,026

		Thailand—0.2%
84,122,000		Thai Beverage	17,634,342

40

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Nigeria—0.2%
28,012,157		Nigerian Breweries	$13,149,934

		Kenya—0.1%
149,644,484		Safaricom Ltd	11,108,979

		Singapore—0.1%
2,218,000		CapitaLand Ltd	6,460,432

		Taiwan—0.1%
1,651,650		Acer Inc	4,422,475

		United States—0.0%
314,329		KKR & Co (1)	2,844,677

		TOTAL COMMON STOCKS (Cost $6,854,182,496)	7,421,001,650

EQUITY LINKED NOTES—4.4%
		Taiwan—2.4%
6,458,146		ACER Inc, Issued by CLSA, Expires 01/04/2011 (9)	17,307,831
558,687		Asustek Computer, Issued by Deutsche Bank AG London, Expires 01/19/2017	4,219,763
1,927,350		Asustek Computer, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	14,434,117
10,460,977		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (9)	42,204,812
5,049,450		HTC Corp, Issued by Citigroup, Expires 01/20/2015	92,591,765
10,394,498		Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London, Expires 01/19/2017	20,285,902

			191,044,190

		India—1.9%
1,120,964		Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	32,806,917
124,977		Dr Reddy’s Laboratories, Issued by Macquarie Bank, Expires 03/15/2012	3,648,079
473,287		ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (9)	9,194,073
1,037,898		ICICI Bank, Issued by CLSA, Expires 05/10/2015 (9)	20,240,153
713,395		ICICI Bank, Issued by Macquarie Bank, Expires 10/15/2012	13,908,991
978,745		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	37,846,307
3,161,752		Tata Steel, Issued by Citigroup, Expires 10/24/2012 (9)	36,448,677

			154,093,197

41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
EQUITY LINKED NOTES—Continued

		Australia—0.1%
2,599,023		MAP Group, Issued by Macquarie Bank, Expires 06/03/2013	$6,964,187

		TOTAL EQUITY LINKED NOTES (Cost $302,854,586)	352,101,574

EXCHANGE-TRADED FUND—2.0%
		Multinational—2.0%
3,317,144		Market Vectors Gold Miners ETF (3)(Cost $159,153,640)	159,952,684

PREFERRED STOCKS—1.1%
		Brazil—0.5%
801,638		Cia Brasileira de Distribuicao Grupo-Class A 1.150%	26,237,497
646,824		Vale SA-Class A 2.070%	15,688,492

			41,925,989

		Germany—0.5%
336,893		Henkel AG 1.380%	16,715,656
217,322		Volkswagen AG 1.990%	23,021,051

			39,736,707

		Russia—0.1%
1,885		Silvinit 5.430% (4)	759,655
3,615,768		TNK-BP Holding 18.490%	6,381,830

			7,141,485

		Philippines—0.0%
8,687,023		Ayala Land 0.000% (4)(12)	19,071

		TOTAL PREFERRED STOCKS (Cost $76,309,988)	88,823,252

Face
Value	Currency
INVESTMENTS COLLATERAL FROM SECURITY LENDING—6.5%
		United States—6.5%
497,231,766	USD	State Street Navigator Securities Lending Prime Portfolio	497,231,766

42

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio International Equity Fund II

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
INVESTMENTS COLLATERAL FROM SECURITY LENDING—Continued
			United States—Continued

			US Treasury Bill
22,495,286	USD		0.010% due 08/26/2010-02/10/2011	$22,486,313

			US Treasury Bond/Note
1,130,966	USD		5.000% due 05/15/2037	1,326,341

			TOTAL INVESTMENTS COLLATERAL FROM SECURITY LENDING (Cost $521,044,420)	521,044,420

			TOTAL INVESTMENTS—106.1% (Cost $7,913,545,130)	8,542,923,580
			OTHER ASSETS AND LIABILITIES—(6.1)%	(487,563,674)

			TOTAL NET ASSETS—100.0%	$8,055,359,906

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $8,186,800,354.

43

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2010

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/16/10	Credit Suisse	CAD	47,923,455	46,503,522	46,621,372	$(117,850)
09/16/10	Deutsche Bank AG	CAD	28,981,766	28,123,061	28,111,544	11,517
09/16/10	Credit Suisse	CHF	55,678,490	53,241,835	52,948,251	293,584
09/08/10	Credit Suisse	CZK	206,303,249	10,839,091	10,788,621	50,470
09/15/10	Credit Suisse	CZK	1,213,740,988	63,766,324	63,471,215	295,109
12/08/10	Credit Suisse	CZK	1,138,154,892	59,758,792	59,487,416	271,376
12/08/10	Deutsche Bank AG	CZK	230,676,662	12,111,672	11,971,838	139,834
12/15/10	Credit Suisse	CZK	808,174,744	42,430,982	41,887,101	543,881
12/16/10	Credit Suisse	CZK	1,179,322,556	61,916,611	61,123,418	793,193
12/16/10	Deutsche Bank AG	CZK	1,183,559,894	62,139,079	61,343,036	796,043
09/15/10	JPMorgan Chase Bank N.A.	EUR	135,352,748	176,330,028	175,463,208	866,820
09/16/10	Credit Suisse	EUR	42,246,122	55,035,774	51,005,813	4,029,961
09/16/10	JPMorgan Chase Bank N.A.	EUR	63,786,737	83,097,626	82,286,230	811,396
09/16/10	UBS AG	EUR	77,698,742	101,221,372	94,219,049	7,002,323
12/16/10	Credit Suisse	EUR	70,482,786	91,785,081	85,457,192	6,327,889
12/16/10	Morgan Stanley	EUR	302,307,603	393,675,243	379,671,452	14,003,791
09/15/10	Deutsche Bank AG	GBP	228,328,873	357,514,674	342,665,278	14,849,396
09/15/10	UBS AG	GBP	29,580,537	46,316,859	45,933,731	383,128
09/16/10	JPMorgan Chase Bank N.A.	GBP	30,920,878	48,415,339	47,506,404	908,935
12/16/10	Credit Suisse	GBP	11,160,164	17,466,120	16,840,018	626,102
12/16/10	State Street Bank & Trust	GBP	30,380,683	47,547,031	46,565,021	982,010
09/15/10	Credit Suisse	HUF	14,387,210,794	65,643,079	65,676,879	(33,800)
09/15/10	Credit Suisse	JPY	21,570,665,454	249,001,111	239,206,651	9,794,460
09/16/10	Credit Suisse	JPY	8,145,126,381	94,024,191	89,174,683	4,849,508
09/16/10	State Street Bank & Trust	JPY	1,922,357,755	22,190,955	21,062,549	1,128,406
09/15/10	Credit Suisse	PLN	221,941,554	72,032,888	71,719,211	313,677
09/16/10	Deutsche Bank AG	SEK	355,064,793	49,096,206	48,656,757	439,449
09/15/10	Credit Suisse	ZAR	157,288,996	21,377,529	21,320,672	56,857

Net unrealized appreciation on forward foreign exchange contracts to buy						$70,417,465

44

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) July 31, 2010

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/16/10	Credit Suisse	CAD	47,923,455	46,503,522	46,547,148	$43,626
09/16/10	Deutsche Bank AG	CAD	28,981,766	28,123,061	28,088,551	(34,510)
09/16/10	Credit Suisse	CHF	55,678,490	53,241,834	52,610,260	(631,574)
09/08/10	Credit Suisse	CZK	206,303,249	10,839,090	9,530,999	(1,308,091)
09/15/10	Credit Suisse	CZK	1,213,740,988	63,766,324	61,137,942	(2,628,382)
12/08/10	Credit Suisse	CZK	1,138,154,892	59,758,793	52,949,997	(6,808,796)
12/08/10	Deutsche Bank AG	CZK	230,676,662	12,111,672	10,590,194	(1,521,478)
12/15/10	Credit Suisse	CZK	808,174,744	42,430,981	38,659,399	(3,771,582)
12/16/10	Credit Suisse	CZK	1,179,322,556	61,916,611	56,142,693	(5,773,918)
12/16/10	Deutsche Bank AG	CZK	1,183,559,894	62,139,079	54,333,837	(7,805,242)
09/15/10	JPMorgan Chase Bank N.A.	EUR	135,352,748	176,330,027	162,503,155	(13,826,872)
09/16/10	Credit Suisse	EUR	42,246,122	55,035,774	50,934,037	(4,101,737)
09/16/10	JPMorgan Chase Bank N.A.	EUR	63,786,737	83,097,626	77,934,954	(5,162,672)
09/16/10	UBS AG	EUR	77,698,742	101,221,372	95,078,008	(6,143,364)
12/16/10	Credit Suisse	EUR	70,482,786	91,785,081	84,660,693	(7,124,388)
12/16/10	Morgan Stanley	EUR	302,307,603	393,675,243	361,954,404	(31,720,839)
09/15/10	Deutsche Bank AG	GBP	228,328,873	357,514,674	333,195,004	(24,319,670)
09/15/10	UBS AG	GBP	29,580,537	46,316,859	43,186,993	(3,129,866)
09/16/10	JPMorgan Chase Bank N.A.	GBP	30,920,878	48,415,339	45,167,254	(3,248,085)
12/16/10	Credit Suisse	GBP	11,160,164	17,466,121	16,081,462	(1,384,659)
12/16/10	State Street Bank & Trust	GBP	30,380,683	47,547,031	43,684,384	(3,862,647)
09/15/10	Credit Suisse	HUF	14,387,210,794	65,643,079	67,145,241	1,502,162
09/15/10	Credit Suisse	JPY	21,570,665,454	249,001,111	245,534,645	(3,466,466)
09/16/10	Credit Suisse	JPY	8,145,126,381	94,024,191	92,715,428	(1,308,763)
09/16/10	State Street Bank & Trust	JPY	1,922,357,755	22,190,955	21,900,971	(289,984)
09/15/10	Credit Suisse	PLN	221,941,554	72,032,888	71,869,937	(162,951)
09/16/10	Deutsche Bank AG	SEK	355,064,793	49,096,206	44,851,800	(4,244,406)
09/15/10	Credit Suisse	ZAR	157,288,996	21,377,529	19,322,379	(2,055,150)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(144,290,304)

45

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) July 31, 2010

Artio International Equity Fund II

Glossary of Currencies

CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

46

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio International Equity Fund II

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	25.2%	$2,031,545,245
Consumer Staples	17.7	1,428,601,716
Industrials	14.0	1,129,675,071
Materials	14.0	1,125,348,317
Consumer Discretionary	8.5	686,284,151
Health Care	6.2	495,568,453
Energy	5.6	448,203,681
Information Technology	4.7	375,343,799
Telecommunication Services	2.4	197,460,524
Utilities	1.3	103,848,203
Short-term Investments	6.5	521,044,420

Total Investments	106.1	8,542,923,580
Other Assets and Liabilities (Net)	(6.1)	(487,563,674)

Net Assets	100.0%	$8,055,359,906

47

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face
Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—31.4%
		Federal Home Loan Mortgage Corporation
43,134,839	USD	6.500% due 05/01/2022-12/01/2038	$47,336,253
860,733	USD	3.585% due 09/01/2035 (6)	888,648
1,239,475	USD	3.306% due 04/01/2036 (6)	1,288,450

			49,513,351

		Federal National Mortgage Association Corporation
1,737,626	USD	2.965% due 11/01/2035 (6)	1,814,927
1,387,158	USD	5.516% due 02/01/2036 (6)	1,462,895
25,189,103	USD	6.000% due 06/01/2036-02/01/2038	27,411,230
2,926,906	USD	5.406% due 06/01/2037 (6)	3,101,063
6,166,615	USD	5.731% due 12/01/2037 (6)	6,582,582

			40,372,697

		Federal National Mortgage Association Corporation TBA
19,740,000	USD	4.500% due 08/01/2025	20,921,321

		Government National Mortgage Association
15,093,311	USD	6.000% due 07/15/2034-09/15/2038	16,548,776

		U.S. Treasury Bonds
4,280,000	USD	3.500% due 02/15/2039	3,930,915
6,310,000	USD	4.250% due 05/15/2039	6,602,822
10,565,000	USD	4.500% due 08/15/2039	11,510,895
22,120,000	USD	4.375% due 11/15/2039	23,623,474
7,589,000	USD	4.625% due 02/15/2040	8,440,395

			54,108,501

		U.S. Treasury Inflation Indexed Bonds
13,707,864	USD	2.500% due 01/15/2029	15,335,672
6,263,912	USD	3.875% due 04/15/2029	8,330,514

			23,666,186

		U.S. Treasury Inflation Indexed Note
4,955,585	USD	1.875% due 07/15/2019	5,328,413

		U.S. Treasury Notes
7,310,000	USD	1.000% due 04/30/2012	7,375,103
3,500,000	USD	0.625% due 07/31/2012	3,505,484
56,920,000	USD	1.750% due 04/15/2013-07/31/2015	58,219,373
4,770,000	USD	1.375% due 05/15/2013	4,851,266
12,728,300	USD	1.125% due 06/15/2013	12,849,690
106,710,000	USD	2.500% due 03/31/2015-04/30/2015	111,674,262

48

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
			U.S. Treasury Notes—Continued

47,840,000	USD		1.875% due 06/30/2015	$48,553,868
45,520,000	USD		3.625% due 02/15/2020	48,325,898
45,944,000	USD		3.500% due 05/15/2020	48,255,764

				343,610,708

			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $533,931,003)	554,069,953

ASSET BACKED SECURITIES—27.9%
			United States—27.9%
			Banc of America Alternative Loan Trust Series 2004-10, Class 2CB1
1,431,364	USD		6.000% due 11/25/2034 (5)	1,437,034

			Banc of America Commercial Mortgage
			Series 2006-3, Class A4
9,064,000	USD		5.889% due 07/10/2044 (5)(6)	9,532,588
			Series 2006-2, Class A4
12,405,000	USD		5.738% due 05/10/2045 (5)(6)	13,425,633
			Series 2006-5, Class A4
6,340,000	USD		5.414% due 09/10/2047 (5)	6,669,011

				29,627,232

			Banc of America Mortgage Securities Series 2004-7, Class 2A3
1,794,587	USD		5.750% due 08/25/2034 (5)	1,782,844

			Bank of America Credit Card Trust Series 2007-A2, Class A2
1,890,000	USD		0.361% due 06/17/2013 (5)(6)	1,889,071

			Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A
4,093,627	USD		4.880% due 07/25/2034 (5)(6)	3,871,847

			Bear Stearns Commercial Mortgage Securities
			Series 2001-TOP4, Class A3
3,600,000	USD		5.610% due 11/15/2033 (5)	3,716,593
			Series 2006-PW12, Class A4
5,085,000	USD		5.723% due 09/11/2038 (5)(6)	5,548,577
			Series 2006-PW14, Class A4
3,205,000	USD		5.201% due 12/11/2038 (5)	3,381,036
			Series 2006-PW11, Class A4
11,140,000	USD		5.456% due 03/11/2039 (5)(6)	12,005,912

49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued
			Bear Stearns Commercial Mortgage Securities—Continued

			Series 2005-PWR8, Class A4
8,970,000	USD		4.674% due 06/11/2041 (5)	$9,435,434
			Series 2006-T24, Class A4
2,990,000	USD		5.537% due 10/12/2041 (5)	3,217,568

				37,305,120

			BMW Vehicle Lease Trust Series 2009-1, Class A2
605,101	USD		2.040% due 04/15/2011 (5)	605,490

			Chrysler Financial Auto Securitization Trust Series 2009-B, Class A2
2,770,000	USD		1.150% due 11/08/2011 (5)	2,776,823

			Chrysler Financial Lease Trust Series 2010-A, Class A2
5,080,000	USD		1.780% due 06/15/2011 (5)(9)	5,099,456

			Citicorp Mortgage Securities
			Series 2005-1, Class 1A1
2,300,904	USD		5.000% due 02/25/2035 (5)	2,301,223
			Series 2006-5, Class 1A2
4,370,808	USD		6.000% due 10/25/2036 (5)	4,417,075
			Series 2006-6, Class A12
5,386,918	USD		0.629% due 11/25/2036 (5)(6)	4,907,070

				11,625,368

			Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4
7,275,000	USD		6.091% due 12/10/2049 (5)(6)	7,625,157

			Citigroup Mortgage Loan Trust
			Series 2005-4, Class A
7,085,690	USD		5.345% due 08/25/2035 (5)(6)	6,795,856
			Series 2007-10, Class 1A1A
4,759,634	USD		5.633% due 04/25/2037 (5)(6)	4,834,246

				11,630,102

			Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4
6,660,000	USD		5.322% due 12/11/2049 (5)	6,660,870

50

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			CNH Equipment Trust
			Series 2009-A, Class A4
5,560,000	USD		7.210% due 12/16/2013 (5)	$6,111,371
			Series 2009-B, Class A4
13,390,000	USD		5.170% due 10/15/2014 (5)	14,388,224

				20,499,595

			Commercial Mortgage Pass Through Certificates Series 2007-C9, Class A4
3,890,000	USD		5.816% due 12/10/2049 (5)(6)	4,137,219

			Countrywide Alternative Loan Trust
			Series 2004-24CB, Class 2A1
3,681,339	USD		5.000% due 11/25/2019 (5)	3,725,482
			Series 2004-2CB, Class 1A2
5,160,000	USD		5.125% due 03/25/2034 (5)	5,212,518
			Series 2004-24CB, Class 1A1
1,516,193	USD		6.000% due 11/25/2034 (5)	1,489,140
			Series 2004-28CB, Class 3A1
10,511,971	USD		6.000% due 01/25/2035 (5)	9,653,353
			Series 2005-21CB, Class A9
3,293,963	USD		5.500% due 06/25/2035 (5)	3,143,089

				23,223,582

			Credit Suisse First Boston Mortgage Securities Series 2004-8, Class 5A1
5,274,682	USD		6.000% due 11/25/2034 (5)	4,947,929

			Credit Suisse Mortgage Capital Certificates
			Series 2006-C4, Class A3
7,110,000	USD		5.467% due 09/15/2039 (5)	7,207,117
			Series 2006-C5, Class A3
4,640,000	USD		5.311% due 12/15/2039 (5)	4,705,737

				11,912,854

			Daimler Chrysler Auto Trust Series 2007-A, Class A3B
1,241,534	USD		1.026% due 02/08/2012 (5)(6)	1,242,260

			FDIC Structured Sale Guaranteed Notes
			Series 2010-L2A, Class A
5,096,170	USD		3.000% due 09/30/2019 (9)	5,191,659
			Series 2010-S1, Class 2A
2,815,208	USD		3.250% due 04/25/2038 (5)(9)	2,877,009

51

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued
			FDIC Structured Sale Guaranteed Notes—Continued

			Series 2010-S1, Class 1A
6,244,094	USD		0.896% due 02/25/2048 (5)(6)(9)	$6,266,747

				14,335,415

			FDIC Trust Series 2010-R1, Class A
5,850,000	USD		2.184% due 05/25/2050 (5)	5,849,848

			First Horizon Asset Securities Series 2006-3, Class 1A8
1,595,838	USD		6.250% due 11/25/2036 (5)	1,554,208

			Ford Credit Floorplan Master Owner Trust
			Series 2006-4, Class A
5,560,000	USD		0.591% due 06/15/2013 (5)(6)	5,488,324
			Series 2009-2, Class A
7,470,000	USD		1.891% due 09/15/2014 (6)	7,603,145

				13,091,469

			GE Capital Commercial Mortgage
			Series 2002-1A, Class A3
6,180,000	USD		6.269% due 12/10/2035 (5)	6,538,586
			Series 2004-C3, Class A3
6,910,000	USD		4.865% due 07/10/2039 (5)(6)	7,103,479

				13,642,065

			GMAC Mortgage Corp Loan Trust Series 2005-AR5, Class 4A1
5,961,193	USD		5.044% due 09/19/2035 (5)(6)	5,387,369

			GMAC Mortgage Servicer Advance Funding Series 2010-1A, Class A
8,380,000	USD		4.250% due 01/15/2022 (5)(9)	8,436,370

			Greenwich Capital Commercial Funding Series 2007-GG9, Class A4
6,430,000	USD		5.444% due 03/10/2039 (5)	6,612,591

			GS Mortgage Securities Series 2006-GG8, Class A4
6,397,000	USD		5.560% due 11/10/2039 (5)	6,675,475

52

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1
1,534,628	USD		5.307% due 01/25/2036 (5)(6)	$1,332,790

			Harley-Davidson Motorcycle Trust
			Series 2007-3, Class A3
144,546	USD		0.691% due 06/15/2012 (5)(6)	144,559
			Series 2009-2, Class A2
4,118,417	USD		2.000% due 07/15/2012 (5)	4,130,393
			Series 2009-4, Class A2
4,240,000	USD		1.160% due 10/15/2012 (5)	4,248,497
			Series 2006-2, Class A2
793,937	USD		5.350% due 03/15/2013 (5)	809,707

				9,333,156

			Homebanc Mortgage Trust Series 2006-2, Class A1
3,192,353	USD		0.509% due 12/25/2036 (5)(6)	2,244,772

			Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A
7,200,000	USD		1.591% due 11/17/2014 (5)(6)(9)	7,266,766

			Indymac INDA Mortgage Loan Trust Series 2006-AR1, Class A1
1,013,373	USD		5.764% due 08/25/2036 (5)(6)	987,322

			JP Morgan Mortgage Trust
			Series 2005-A2, Class 3A2
4,719,355	USD		4.842% due 04/25/2035 (5)(6)	4,492,245
			Series 2007-A1, Class 2A2
3,946,027	USD		3.548% due 07/25/2035 (5)(6)	3,647,984
			Series 2005-A5, Class 2A2
1,925,000	USD		3.396% due 08/25/2035 (5)(6)	1,626,678
			Series 2005-A6, Class 4A1
5,714,259	USD		5.413% due 09/25/2035 (5)(6)	5,471,286
			Series 2005-A8, Class 1A1
5,762,052	USD		5.408% due 11/25/2035 (5)(6)	5,204,470
			Series 2006-S1, Class 2A6
6,050,273	USD		6.000% due 04/25/2036 (5)	5,410,686

				25,853,349

53

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			JPMorgan Chase Commercial Mortgage Securities
			Series 2002-CIB4, Class A3
1,920,000	USD		6.162% due 05/12/2034 (5)	$2,030,321
			Series 2006-LDP9, Class A3
7,110,000	USD		5.336% due 05/15/2047 (5)	7,309,300

				9,339,621

			LB-UBS Commercial Mortgage Trust
			Series 2002-C2, Class A4
9,167,000	USD		5.594% due 06/15/2031 (5)	9,719,080
			Series 2006-C7, Class A3
11,470,000	USD		5.347% due 11/15/2038 (5)	12,017,796
			Series 2007-C1, Class A4
6,720,000	USD		5.424% due 02/15/2040 (5)	6,923,166

				28,660,042

			MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1
3,500,416	USD		4.984% due 02/25/2036 (5)(6)	3,324,962

			MASTR Alternative Loans Trust Series 2004-10, Class 4A1
2,155,306	USD		6.000% due 09/25/2019 (5)	2,137,566

			MBNA Master Credit Card Trust Series 2001-B, Class A
2,810,000	USD		0.601% due 08/15/2013 (5)(6)	2,811,553

			Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4
6,078,000	USD		5.414% due 07/12/2046 (5)(6)	6,362,480

			MLCC Mortgage Investors
			Series 2006-1, Class 2A1
2,835,051	USD		4.999% due 02/25/2036 (5)(6)	2,474,398
			Series 2007-2, Class 2A1
4,238,885	USD		5.954% due 06/25/2037 (5)(6)	3,865,361
			Series 2007-3, Class 2A2
3,454,175	USD		5.873% due 09/25/2037 (5)(6)	3,023,085

				9,362,844

54

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			MMAF Equipment Finance Series 2009-AA, Class A2
6,170,000	USD		1.730% due 04/16/2012 (5)(9)	$6,173,047

			Morgan Stanley Capital I Series 2006-T23, Class A4
2,600,000	USD		5.810% due 08/12/2041 (5)(6)	2,838,974

			Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4
5,223,727	USD		6.390% due 07/15/2033 (5)	5,392,707

			Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A
2,677,308	USD		6.052% due 10/25/2034 (5)(6)	2,685,489

			Navistar Financial Dealer Note Master Trust Series 2009-1, Class A
4,070,000	USD		1.779% due 10/26/2015 (6)(9)	4,077,689

			Nissan Auto Lease Trust Series 2008-A, Class A3A
1,644,314	USD		5.140% due 07/15/2011 (5)	1,647,426

			OBP Depositor LLC Trust Series 2010-OBP, Class A
3,580,000	USD		4.646% due 07/15/2045 (9)	3,733,061

			Residential Funding Mortgage Securities I
			Series 2006-S12, Class 3A4
2,088,292	USD		5.750% due 12/25/2036 (5)	2,042,557
			Series 2007-S2, Class A3
1,925,358	USD		6.000% due 02/25/2037 (5)	1,878,277

				3,920,834

			Small Business Administration
			Series 2005-P10B, Class 1
6,732,380	USD		4.940% due 08/10/2015 (5)	7,202,625
			Series 2006-P10A, Class 1
502,616	USD		5.408% due 02/10/2016 (5)	544,097
			Series 2007-P10A, Class 1
4,535,204	USD		5.459% due 02/10/2017 (5)	4,931,096

				12,677,818

55

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Structured Asset Securities Series 2004-18H, Class A5
5,320,000	USD		4.750% due 10/25/2034 (5)	$4,935,665

			TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3
6,955,000	USD		6.071% due 08/15/2039 (5)(6)	7,710,491

			Wachovia Mortgage Loan Trust Series 2005-B, Class 3A1
4,778,311	USD		5.132% due 10/20/2035 (5)(6)	4,416,497

			WaMu Mortgage Pass Through Certificates
			Series 2005-AR3, Class A1
4,256,249	USD		2.727% due 03/25/2035 (5)(6)	3,871,074
			Series 2005-AR5, Class A5
7,430,000	USD		2.703% due 05/25/2035 (5)(6)	6,659,320
			Series 2005-AR7, Class A2
7,160,000	USD		2.935% due 08/25/2035 (5)(6)	6,287,049
			Series 2005-AR14, Class 1A1
4,065,997	USD		5.019% due 12/25/2035 (5)(6)	3,826,229

				20,643,672

			Wells Fargo Mortgage Backed Securities Trust
			Series 2005-17, Class 1A1
3,372,915	USD		5.500% due 01/25/2036 (5)	3,293,820
			Series 2006-AR6, Class 5A1
5,999,344	USD		5.069% due 03/25/2036 (5)(6)	5,640,364
			Series 2006-AR6, Class 7A1
8,336,229	USD		5.077% due 03/25/2036 (5)(6)	7,861,352
			Series 2006-13, Class A8
3,720,000	USD		6.000% due 10/25/2036 (5)	3,683,581
			Series 2006-19, Class A4
2,905,000	USD		5.250% due 12/26/2036 (5)	2,209,735
			Series 2007-13, Class A1
9,972,134	USD		6.000% due 09/25/2037 (5)	9,885,790
			Series 2007-14, Class 1A1
7,176,783	USD		6.000% due 10/25/2037 (5)	6,395,306

				38,969,948

				492,325,204

56

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued

			Russia—0.0%
			CityMortgage MBS Finance B.V. Series 2006-1A, Class AFL
678,582	USD		1.943% due 09/10/2033 (5)(6)(9)	$522,507

			TOTAL ASSET BACKED SECURITIES (Cost $474,433,249)	492,847,711

CORPORATE BONDS—24.0%
			United States—12.9%
			Anheuser-Busch Co
2,750,000	USD		5.500% due 01/15/2018 (5)	3,059,276
1,910,000	USD		6.800% due 08/20/2032 (5)	2,237,160
990,000	USD		6.000% due 11/01/2041 (5)	1,036,723

				6,333,159

			AXA Financial
4,160,000	USD		7.750% due 08/01/2010 (5)	4,160,000

			Axis Specialty Finance
3,500,000	USD		5.875% due 06/01/2020 (5)	3,380,132

			Bank of America
10,370,000	USD		4.500% due 04/01/2015	10,726,158

			Berkshire Hathaway Finance
4,710,000	USD		5.750% due 01/15/2040 (5)	4,984,518

			Charles Schwab
5,600,000	USD		4.950% due 06/01/2014	6,163,730

			Chevron Corp
3,850,000	USD		4.950% due 03/03/2019 (5)	4,325,833

			Cisco Systems
5,365,000	USD		5.500% due 01/15/2040 (5)	5,635,278

			Citigroup Inc
8,070,000	USD		5.300% due 10/17/2012	8,498,299
3,420,000	USD		6.010% due 01/15/2015	3,687,040

				12,185,339

			Coca-Cola Co
7,830,000	USD		5.350% due 11/15/2017 (5)	9,063,342

			Comcast Corp
5,330,000	USD		6.950% due 08/15/2037 (5)	6,290,892

57

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Consolidated Edison
6,940,000	USD		5.850% due 04/01/2018 (5)	$7,985,705

			Covidien International Finance
4,265,000	USD		4.200% due 06/15/2020 (5)	4,439,020

			Delmarva Power & Light
2,550,000	USD		6.400% due 12/01/2013 (5)	2,913,531

			General Electric Capital
1,800,000	USD		6.000% due 08/07/2019	1,995,923

			Goldman Sachs
7,150,000	USD		5.375% due 03/15/2020	7,373,516

			Harley-Davidson Funding
8,180,000	USD		5.250% due 12/15/2012 (5)(9)	8,496,239

			Hasbro Inc
1,640,000	USD		6.350% due 03/15/2040 (5)	1,701,477

			Heinz (H.J.) Co
4,675,000	USD		5.350% due 07/15/2013 (5)	5,166,109

			JPMorgan Chase
2,390,000	USD		3.400% due 06/24/2015	2,456,810
7,000,000	USD		4.950% due 03/25/2020	7,383,082

				9,839,892

			Metropolitan Life Global Funding I
3,730,000	USD		5.125% due 04/10/2013 (9)	4,065,789

			Morgan Stanley
8,650,000	USD		6.000% due 05/13/2014	9,424,011
3,430,000	USD		5.500% due 01/26/2020 (5)	3,452,782

				12,876,793

			NBC Universal
5,260,000	USD		5.150% due 04/30/2020 (5)(9)	5,601,574

			Oracle Corp
1,710,000	USD		3.875% due 07/15/2020 (5)(9)	1,752,610

			Pfizer Inc
4,530,000	USD		5.350% due 03/15/2015 (5)	5,183,738

			PNC Funding
3,600,000	USD		5.125% due 02/08/2020	3,821,090

58

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Procter & Gamble
7,370,000	USD		4.700% due 02/15/2019 (5)	$8,166,034

			Renre North America Holdings
3,530,000	USD		5.750% due 03/15/2020 (5)	3,589,173

			Roche Holdings
4,320,000	USD		5.000% due 03/01/2014 (5)(9)	4,803,028

			Sempra Energy
5,180,000	USD		6.500% due 06/01/2016 (5)	6,074,969

			Target Corp
6,840,000	USD		3.875% due 07/15/2020 (5)	6,958,736

			Time Warner Cable
8,230,000	USD		6.750% due 07/01/2018 (5)	9,628,203

			UnitedHealth Group
3,620,000	USD		6.875% due 02/15/2038 (5)	4,215,733

			Valero Energy
3,460,000	USD		7.500% due 04/15/2032 (5)	3,780,040

			Validus Holdings
6,010,000	USD		8.875% due 01/26/2040 (5)	6,204,309

			Wal-Mart Stores
6,920,000	USD		4.875% due 07/08/2040	6,865,872

			Wells Fargo
5,250,000	USD		3.625% due 04/15/2015	5,446,087

			Yum! Brands Inc
4,155,000	USD		6.250% due 04/15/2016 (5)	4,795,406

				226,988,977

			Supranational—1.8%
			Asian Development Bank
9,090,000	AUD		6.000% due 01/20/2015	8,395,432

			International Bank for Reconstruction & Development
17,150,000	AUD		5.500% due 10/21/2014	15,675,087
8,860,000	AUD		5.750% due 10/21/2019	8,048,208

				23,723,295

				32,118,727

59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued

			Canada—1.7%
			Barrick Gold
4,200,000	USD		6.950% due 04/01/2019 (5)	$5,174,366

			CDP Financial
6,490,000	USD		4.400% due 11/25/2019 (5)(9)	6,776,014

			Encana Corp
3,690,000	USD		6.500% due 05/15/2019 (5)	4,366,521

			Royal Bank of Canada
8,370,000	USD		3.125% due 04/14/2015 (9)	8,720,201

			Toronto-Dominion Bank
5,110,000	USD		2.200% due 07/29/2015 (9)	5,114,313

				30,151,415

			United Kingdom—1.6%
			Anglo American Capital
4,769,000	USD		9.375% due 04/08/2014 (5)(9)	5,810,159

			Barclays Bank
4,970,000	USD		5.125% due 01/08/2020	5,164,854

			Diageo Capital
5,730,000	USD		5.125% due 01/30/2012 (5)	6,067,491

			HSBC Bank
1,660,000	USD		3.500% due 06/28/2015 (9)	1,720,744

			Vodafone Group
7,750,000	USD		5.000% due 09/15/2015 (5)	8,548,343

				27,311,591

			France—1.5%
			Cie de Financement Foncier
8,900,000	USD		1.625% due 07/23/2012 (9)	8,916,501
5,400,000	USD		2.125% due 04/22/2013 (9)	5,463,504

				14,380,005

			Dexia Credit Local
8,450,000	USD		2.000% due 03/05/2013 (9)	8,486,445

			Lafarge SA
4,265,000	USD		7.125% due 07/15/2036 (5)	4,129,343

				26,995,793

60

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued

			Netherlands—1.5%
			Koninklijke Philips Electronics
4,120,000	USD		6.875% due 03/11/2038 (5)	$5,088,488

			Rabobank Nederland
10,940,000	USD		3.200% due 03/11/2015 (9)	11,265,060

			Shell International Finance
5,130,000	USD		3.100% due 06/28/2015 (5)	5,323,427
3,645,000	USD		6.375% due 12/15/2038 (5)	4,469,171

				9,792,598

				26,146,146

			Australia—1.2%
			BHP Billiton Finance
4,780,000	USD		5.400% due 03/29/2017	5,461,638

			Rio Tinto Finance
8,540,000	USD		5.875% due 07/15/2013 (5)	9,498,009

			Westpac Banking
6,920,000	USD		3.000% due 08/04/2015	6,951,354

				21,911,001

			Germany—0.6%
			Deutsche Telekom International Finance
5,820,000	USD		4.875% due 07/08/2014 (5)	6,340,331

			Landeskreditbank Baden-Wuerttemberg Foerderbank
5,000,000	USD		4.250% due 09/15/2010	5,021,260

				11,361,591

			Brazil—0.5%
			Petrobras International Finance
4,300,000	USD		5.875% due 03/01/2018 (5)	4,660,955
3,760,000	USD		6.875% due 01/20/2040 (5)	4,105,142

				8,766,097

			Hong Kong—0.4%
			Hutchison Whampoa International
5,700,000	USD		5.750% due 09/11/2019 (9)	6,223,961

61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued

			Qatar—0.3%
			Qatari Diar Finance QSC
5,380,000	USD		5.000% due 07/21/2020 (9)	$5,444,205

			TOTAL CORPORATE BONDS (Cost $397,695,991)	423,419,504

FOREIGN GOVERNMENT AND AGENCY BONDS—13.6%
			Canada—7.4%
			Canada Housing Trust
19,640,000	CAD		2.950% due 03/15/2015	19,461,950
13,510,000	CAD		3.750% due 03/15/2020	13,408,023

				32,869,973

			Canadian Government Bond
8,790,000	CAD		1.750% due 03/01/2013	8,564,532
83,450,000	CAD		2.500% due 06/01/2015	81,979,955

				90,544,487

			Province of Ontario
7,540,000	USD		2.700% due 06/16/2015	7,761,563

				131,176,023

			Brazil—2.7%
			Brazil Notas do Tesouro Nacional, Series B
56,692,669	BRL		6.000% due 05/15/2015	32,189,563

			Brazil Notas do Tesouro Nacional, Series F
28,700,000	BRL		10.000% due 01/01/2012	15,986,557

				48,176,120

			Mexico—2.1%
			Mexican Bonos
361,500,000	MXN		10.000% due 12/05/2024	36,833,342

			Australia—0.5%
			Australian Government Bond
1,550,000	AUD		6.250% due 04/15/2015	1,489,397
8,920,000	AUD		4.500% due 04/15/2020	7,639,949

				9,129,346

			Norway—0.5%
			Kommunalbanken AS
7,550,000	USD		2.750% due 05/05/2015 (9)	7,787,349

62

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued

			Qatar—0.4%
			State of Qatar
7,190,000	USD		4.000% due 01/20/2015 (5)(9)	$7,486,588

			TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $234,635,577)	240,588,768

MUNICIPAL OBLIGATION—0.1%
			United States—0.1%
			State of Illinois, General Obligation Unlimited
1,720,000	USD		4.071% due 01/01/2014 (Cost $1,720,000)	1,732,539

REPURCHASE AGREEMENT—4.0%
			United States—4.0%
70,547,040	USD		State Street Bank and Trust Company Repurchase Agreement, dated 07/30/2010, due 08/02/2010, with maturity value of $70,547,157 and an effective yield of 0.02%, collateralized by a U.S. Government Agency and Obligation, with a rate of 0.199%, a maturity of 01/27/2011, and an aggregate fair value of $71,962,965. (Cost $70,547,040)	70,547,040

			TOTAL INVESTMENTS—101.0% (Cost $1,712,962,860)	1,783,205,515
			OTHER ASSETS AND LIABILITIES—(1.0)%	(17,518,052)

			TOTAL NET ASSETS—100.0%	$1,765,687,463

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,714,529,473.

63

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
10/12/10	Deutsche Bank	CAD	3,580,000	3,478,759	3,451,467	$27,292
10/12/10	UBS AG	CAD	11,890,000	11,553,755	11,469,527	84,228
10/19/10	JPMorgan Chase Bank N.A.	EUR	28,160,000	36,691,371	36,286,832	404,539
09/13/10	Westpac Banking	JPY	766,804,050	8,878,627	8,415,506	463,121
10/21/10	Standard Chartered Bank	KRW	13,690,543,787	11,532,100	11,239,722	292,378
09/23/10	Credit Suisse	MXN	139,950,000	10,998,168	11,065,428	(67,260)
09/23/10	JPMorgan Chase Bank N.A.	MXN	135,970,000	10,685,394	10,751,166	(65,772)
08/06/10	Credit Suisse	MYR	39,850,000	12,525,106	12,285,505	239,601
10/15/10	Deutsche Bank	SEK	129,140,000	17,875,471	17,446,165	429,306
10/15/10	Westpac Banking	SEK	129,140,000	17,875,471	17,427,330	448,141

Net unrealized appreciation on forward foreign exchange contracts to buy						$2,255,574

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
10/06/10	Westpac Banking	AUD	33,314,034	29,917,106	28,179,666	$(1,737,440)
09/02/10	Credit Suisse	BRL	35,040,000	19,780,640	18,778,135	(1,002,505)
09/02/10	Goldman Sachs	BRL	48,338,000	27,287,573	25,931,012	(1,356,561)
10/12/10	Deutsche Bank	CAD	61,492,447	59,753,462	58,993,282	(760,180)
10/12/10	UBS AG	CAD	8,173,569	7,942,424	7,840,000	(102,424)
10/19/10	JPMorgan Chase Bank N.A.	EUR	14,190,000	18,489,011	18,201,655	(287,356)
09/13/10	Westpac Banking	JPY	766,804,050	8,878,627	8,461,753	(416,874)
09/23/10	Credit Suisse	MXN	139,950,000	10,998,168	10,936,584	(61,584)
09/23/10	JPMorgan Chase Bank N.A.	MXN	135,970,000	10,685,394	10,621,826	(63,568)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(5,788,492)

64

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) July 31, 2010

Artio Total Return Bond Fund

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
SEK	— Swedish Krona
USD	— United States Dollar

65

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio Total Return Bond Fund

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
U.S. Government and Agency Obligations	31.4%	$554,069,953
Asset Backed Securities	27.9	492,847,711
Corporate Bonds	24.0	423,419,504
Foreign Government and Agency Bonds	13.6	240,588,768
Municipal Obligation	0.1	1,732,539
Short-term Investment	4.0	70,547,040

Total Investments	101.0	1,783,205,515
Other Assets and Liabilities (Net)	(1.0)	(17,518,052)

Net Assets	100.0%	$1,765,687,463

66

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—74.1%
			United States—53.1%
			ABN Amro NA
15,045,000	USD		6.523% due 12/29/2049 (5)(6)(9)	$12,938,700

			Activant Solutions
13,368,000	USD		9.500% due 05/01/2016 (5)	13,033,800

			AES Corp
3,635,000	USD		9.750% due 04/15/2016 (5)	4,098,463
21,750,000	USD		8.000% due 06/01/2020 (5)	23,136,562

				27,235,025

			AGCO Corp
1,510,000	EUR		6.875% due 04/15/2014 (5)	1,987,435

			Alere Inc
5,530,000	USD		9.000% due 05/15/2016 (5)	5,640,600

			Alliant Techsystems
11,725,000	USD		6.750% due 04/01/2016 (5)	11,754,312

			Allison Transmission
16,830,000	USD		11.000% due 11/01/2015 (5)(9)	18,176,400
6,849,720	USD		11.250% due 11/01/2015 (5)(9)	7,397,698

				25,574,098

			Aramark Corp
20,605,000	USD		3.844% due 02/01/2015 (5)(6)	19,059,625

			Arch Coal
17,474,000	USD		8.750% due 08/01/2016 (5)(9)	18,828,235

			Asbury Automotive
6,980,000	USD		8.000% due 03/15/2014 (5)	7,014,900
2,380,000	USD		7.625% due 03/15/2017 (5)	2,278,850

				9,293,750

			ATP Oil & Gas
40,240,000	USD		11.875% due 05/01/2015 (5)(9)	29,978,800

			Boise Paper Holdings
2,005,000	USD		9.000% due 11/01/2017 (5)	2,115,275

			Calpine Corp
3,775,000	USD		7.250% due 10/15/2017 (5)(9)	3,784,438
8,910,000	USD		7.875% due 07/31/2020 (5)(9)	9,043,650

				12,828,088

67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Capital One Capital III
5,091,000	USD		7.686% due 08/15/2036	$5,116,455

			Casella Waste Systems
18,405,000	USD		9.750% due 02/01/2013 (5)	18,543,037
5,780,000	USD		11.000% due 07/15/2014 (5)	6,336,325

				24,879,362

			Citigroup Capital XXI, Multi-Coupon
7,505,000	USD		8.300% due 12/21/2057 (5)(6)	7,767,675

			Clear Channel Worldwide, Series A
2,755,000	USD		9.250% due 12/15/2017 (5)(9)	2,878,975

			Clear Channel Worldwide, Series B
35,827,000	USD		9.250% due 12/15/2017 (5)(9)	37,797,485

			Cloud Peak Energy Resources
21,195,000	USD		8.250% due 12/15/2017 (5)(9)	22,254,750
10,845,000	USD		8.500% due 12/15/2019 (5)(9)	11,441,475

				33,696,225

			Comerica Capital Trust II, Multi-Coupon
5,265,000	USD		6.576% due 02/20/2037 (5)(6)	4,896,450

			Delta Air Lines
9,925,000	USD		9.500% due 09/15/2014 (5)(9)	10,793,437

			DPH Holdings
1,500,000	USD		6.550% due 06/15/2006 (5)(7)	41,250

			E*Trade Financial
6,685,000	USD		12.500% due 11/30/2017 (5)	7,554,050

			Edgen Murray
4,605,000	USD		12.250% due 01/15/2015 (5)(9)	3,879,713

			El Paso
4,000,000	USD		8.050% due 10/15/2030	4,109,052
12,924,000	USD		7.800% due 08/01/2031 (5)	13,018,978

				17,128,030

			Energy Future Holdings
11,310,000	USD		10.000% due 01/15/2020 (5)(9)	11,423,100

			Entravision Communications
10,105,000	USD		8.750% due 08/01/2017 (5)(9)	10,256,575

68

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Exide Technologies, Series B
30,390,000	USD		10.500% due 03/15/2013 (5)	$30,997,800

			Ford Motor Credit
6,870,000	USD		7.000% due 04/15/2015	7,113,438
3,200,000	USD		8.000% due 12/15/2016	3,419,952
17,145,000	USD		8.125% due 01/15/2020	18,368,844

				28,902,234

			Frontier Communications
14,400,000	USD		8.750% due 04/15/2022 (5)(9)	15,516,000
16,715,000	USD		9.000% due 08/15/2031 (5)	17,216,450

				32,732,450

			General Motors
2,240,000	USD		7.125% due 07/15/2013 (5)(7)	758,800
7,200,000	USD		8.800% due 03/01/2021 (7)	2,448,000
29,645,000	USD		8.250% due 07/15/2023 (5)(7)	10,227,525
2,485,000	USD		8.100% due 06/15/2024 (5)(7)	826,263
2,415,000	EUR		8.375% due 07/05/2033 (7)	1,148,695
3,550,000	USD		8.375% due 07/15/2033 (7)	1,242,500
3,460,000	USD		7.375% due 05/23/2048 (5)(7)	1,124,500

				17,776,283

			GMAC Inc
12,195,000	USD		8.000% due 03/15/2020 (9)	12,606,581

			Goldman Sachs
5,840,000	USD		6.750% due 10/01/2037 (5)	5,967,919

			HCA Inc
2,864,000	USD		7.190% due 11/15/2015 (5)	2,756,600
3,859,000	USD		7.250% due 09/15/2020 (5)	4,100,188

				6,856,788

			Headwaters Inc
22,956,000	USD		11.375% due 11/01/2014 (5)	23,415,120

			Hertz Corp
10,870,000	EUR		7.875% due 01/01/2014 (5)	14,342,313

			Hornbeck Offshore Services
10,970,000	USD		8.000% due 09/01/2017 (5)	10,325,513

			IASIS Healthcare Capital
11,449,000	USD		8.750% due 06/15/2014 (5)	11,792,470

69

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			IMS Health
23,510,000	USD		12.500% due 03/01/2018 (5)(9)	$27,506,700

			ING Capital
12,360,000	USD		8.439% due 12/29/2049 (5)(6)	11,927,400

			Interactive Data
11,150,000	USD		10.250% due 08/01/2018 (5)(9)	11,575,094

			International Lease Finance
12,360,000	USD		8.625% due 09/15/2015 (9)	12,607,200
10,330,000	USD		8.750% due 03/15/2017 (9)	10,562,425

				23,169,625

			Inverness Medical Innovations
5,715,000	USD		7.875% due 02/01/2016 (5)	5,743,575

			iPCS Inc
32,935	USD		3.725% due 05/01/2014 (5)(6)	30,959

			JohnsonDiversey Holdings
5,044,649	USD		10.500% due 05/15/2020 (5)(9)	5,650,007

			JP Morgan Chase Capital XX, Series T
2,460,000	USD		6.550% due 09/29/2036 (5)	2,369,971

			K Hovnanian Enterprises
920,000	USD		6.500% due 01/15/2014 (5)	731,400
1,638,000	USD		6.250% due 01/15/2015 (5)	1,244,880
7,740,000	USD		6.250% due 01/15/2016 (5)	5,553,450
16,755,000	USD		8.625% due 01/15/2017 (5)	11,916,994

				19,446,724

			KB Home
3,910,000	USD		5.875% due 01/15/2015 (5)	3,577,650
9,420,000	USD		9.100% due 09/15/2017 (5)	9,596,625

				13,174,275

			Knight Ridder
17,479,000	USD		5.750% due 09/01/2017 (5)	12,016,812
6,700,000	USD		7.150% due 11/01/2027 (5)	3,819,000
18,906,000	USD		6.875% due 03/15/2029 (5)	10,965,480

				26,801,292

			Landry’s Restaurant
10,600,000	USD		11.625% due 12/01/2015 (5)	11,395,000

70

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Level 3 Financing
12,057,000	USD		4.140% due 02/15/2015 (5)(6)	$9,736,028
25,615,000	USD		10.000% due 02/01/2018 (5)	23,469,744

				33,205,772

			MacDermid Inc
25,265,000	USD		9.500% due 04/15/2017 (5)(9)	26,022,950

			MagnaChip Semiconductor
5,250,000	USD		10.500% due 04/15/2018 (5)(9)	5,486,250

			Marquette Transportation
20,510,000	USD		10.875% due 01/15/2017 (5)(9)	20,612,550

			McJunkin Red Man
12,015,000	USD		9.500% due 12/15/2016 (5)(9)	11,894,850

			Merge Healthcare
13,090,000	USD		11.750% due 05/01/2015 (5)(9)	13,220,900

			Meritage Homes
9,855,000	USD		7.731% due 04/30/2017 (5)(9)	8,389,069

			Mirant Americas Generation
3,555,000	USD		8.500% due 10/01/2021 (5)	3,395,025
35,242,650	USD		9.125% due 05/01/2031 (5)	33,304,304

				36,699,329

			Montana Re
3,025,000	USD		10.288% due 12/07/2012 (4)(6)(9)	2,904,605

			NES Rentals Holdings
6,115,000	USD		12.250% due 04/15/2015 (5)(9)	5,350,625

			New Albertsons
5,942,000	USD		7.750% due 06/15/2026	5,058,128
4,420,000	USD		6.625% due 06/01/2028	3,248,700
10,825,000	USD		7.450% due 08/01/2029 (5)	9,038,875
9,290,000	USD		8.700% due 05/01/2030 (5)	8,453,900

				25,799,603

			NewMarket Corp
7,675,000	USD		7.125% due 12/15/2016 (5)	7,751,750

			NewPage Corp
14,835,000	USD		11.375% due 12/31/2014 (5)	13,815,094

71

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			NRG Energy
7,946,000	USD		7.375% due 02/01/2016 (5)	$8,124,785
9,515,000	USD		7.375% due 01/15/2017 (5)	9,657,725

				17,782,510

			Plains Exploration & Production
9,025,000	USD		10.000% due 03/01/2016 (5)	9,972,625
22,885,000	USD		8.625% due 10/15/2019 (5)	24,429,737
8,150,000	USD		7.625% due 04/01/2020 (5)	8,292,625

				42,694,987

			PNC Preferred Funding Trust I
8,980,000	USD		6.517% due 12/31/2049 (5)(6)(9)	6,867,527

			Rite Aid
7,310,000	USD		10.375% due 07/15/2016 (5)	7,593,263
22,535,000	USD		10.250% due 10/15/2019 (5)	23,182,881

				30,776,144

			SandRidge Energy
11,210,000	USD		8.625% due 04/01/2015 (5)	11,350,125
6,735,000	USD		8.000% due 06/01/2018 (5)(9)	6,768,675
8,232,000	USD		8.750% due 01/15/2020 (5)(9)	8,437,800

				26,556,600

			Sanmina-SCI Corp
30,064,000	USD		3.287% due 06/15/2014 (5)(6)(9)	28,560,800

			Spectrum Brands
2,515,000	USD		9.500% due 06/15/2018 (5)(9)	2,656,469

			Stanadyne Corp
9,605,000	USD		12.000% due 02/15/2015 (5)(8)	7,924,125

			Stanadyne Corp, Series 1
8,135,000	USD		10.000% due 08/15/2014 (4)(5)	7,687,575

			Standard Pacific
3,595,000	USD		7.000% due 08/15/2015 (5)	3,370,313
31,080,000	USD		10.750% due 09/15/2016 (5)	33,566,400

				36,936,713

			Successor X
5,850,000	USD		Zero Coupon due 12/09/2010 (4)(6)(9)	5,115,550

72

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			SunGard Data Systems
1,605,000	USD		9.125% due 08/15/2013 (5)	$1,649,138
20,255,000	USD		10.625% due 05/15/2015 (5)	22,533,687

				24,182,825

			Toys R Us
1,650,000	USD		7.375% due 10/15/2018 (5)	1,608,750

			Toys R Us Property
5,180,000	USD		10.750% due 07/15/2017 (5)	5,872,825

			Travelport LLC
24,800,000	USD		5.163% due 09/01/2014 (5)(6)	23,932,000
9,500,000	EUR		5.324% due 09/01/2014 (5)(6)	11,451,436

				35,383,436

			UBS Preferred Funding
8,505,000	USD		8.622% due 10/29/2049 (5)(6)	8,552,126

			United Air Lines
25,050,000	USD		9.875% due 08/01/2013 (5)(9)	26,991,375

			United Rentals North America
30,194,000	USD		9.250% due 12/15/2019 (5)	32,005,640

			Universal Hospital Services
23,778,000	USD		4.134% due 06/01/2015 (5)(6)	20,449,080
860,000	USD		8.500% due 06/01/2015 (5)	875,050

				21,324,130

			Vanguard Health
25,440,000	USD		8.000% due 02/01/2018 (5)	25,567,200

			Verso Paper, Series B
5,500,000	USD		4.094% due 08/01/2014 (5)(6)	4,764,375
9,615,000	USD		9.125% due 08/01/2014 (5)	9,663,075
22,575,000	USD		11.375% due 08/01/2016 (5)	20,938,312

				35,365,762

			WCA Waste
7,325,000	USD		9.250% due 06/15/2014 (5)	7,224,281

			Wells Fargo Capital XIII, Multi-Coupon
4,650,000	USD		7.700% due 12/29/2049 (5)(6)	4,789,500

			Windstream Corp
21,470,000	USD		7.875% due 11/01/2017 (5)	21,953,075

73

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued
			Windstream Corp—Continued

2,400,000	USD		8.125% due 09/01/2018 (5)(9)	$2,445,000

				24,398,075

			Wyle Services
19,930,000	USD		10.500% due 04/01/2018 (5)(9)	20,428,250

				1,421,289,140

			Canada—4.5%
			Air Canada
15,085,088	USD		9.250% due 08/01/2015 (5)(9)	15,311,364
9,652,642	USD		12.000% due 02/01/2016 (5)(9)	9,290,668

				24,602,032

			Garda World Security
13,000,000	USD		9.750% due 03/15/2017 (5)(9)	13,780,000

			Great Canadian Gaming
13,880,000	USD		7.250% due 02/15/2015 (5)(9)	14,018,800

			Patheon Inc
22,337,000	USD		8.625% due 04/15/2017 (5)(9)	22,420,764

			Reliance Intermediate
12,950,000	USD		9.500% due 12/15/2019 (5)(9)	13,532,750

			Telesat Canada
11,915,000	USD		11.000% due 11/01/2015 (5)	13,702,250
16,347,000	USD		12.500% due 11/01/2017 (5)	19,125,990

				32,828,240

				121,182,586

			United Kingdom—2.9%
			Barclays Bank
4,126,000	USD		5.926% due 09/29/2049 (5)(6)(9)	3,517,415

			Barclays Bank, Series 1
6,870,000	USD		6.278% due 12/29/2049 (4)(5)(6)	5,616,225

			EC Finance
7,390,000	EUR		9.750% due 08/01/2017 (5)(9)	9,895,116

			HBOS Capital Funding
11,490,000	USD		6.071% due 06/29/2049 (5)(6)(9)	8,962,200

74

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United Kingdom—Continued

			Intelsat Bermuda
2,786,250	USD		11.500% due 02/04/2017 (5)	$2,967,356

			Intelsat Intermediate
19,614,000	USD		9.500% due 02/01/2015 (5)(6)(8)	20,496,630

			Intelsat Subsidiary Holding
5,675,000	USD		8.875% due 01/15/2015 (5)	5,916,188
6,595,000	USD		8.875% due 01/15/2015 (5)(9)	6,842,312

				12,758,500

			LBG Capital No. 1
1,520,000	EUR		6.439% due 05/23/2020	1,624,247

			LBG Capital No. 2
9,255,000	EUR		6.385% due 05/12/2020	9,820,392

			Royal Bank of Scotland, Multi-Coupon
4,470,000	USD		7.640% due 03/31/2049 (5)(7)	2,793,750

				78,451,831

			Netherlands—2.8%
			BLT Finance
7,432,000	USD		7.500% due 05/15/2014 (5)	5,268,441

			DTEK Finance
10,985,000	USD		9.500% due 04/28/2015 (9)	11,015,758

			Hertz Holdings
9,510,000	EUR		8.500% due 07/31/2015 (5)(9)	13,043,593

			Impress Holdings
1,320,000	USD		3.651% due 09/15/2013 (5)(6)(9)	1,257,300
1,670,000	EUR		3.960% due 09/15/2013 (5)(6)	2,102,813

				3,360,113

			Sensata Technologies
2,574,000	USD		8.000% due 05/01/2014 (5)	2,670,525
19,835,000	EUR		9.000% due 05/01/2016 (5)	26,881,912

				29,552,437

			Ziggo Bond
8,456,000	EUR		8.000% due 05/15/2018 (5)(9)	11,239,830

				73,480,172

75

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued

			Germany—2.1%
			OXEA Finance
9,740,000	EUR		9.625% due 07/15/2017 (5)(9)	$13,232,126

			UPC Germany GmbH
3,290,000	USD		8.125% due 12/01/2017 (5)(9)	3,380,475
28,855,000	EUR		8.125% due 12/01/2017 (5)(9)	39,012,502

				42,392,977

				55,625,103

			Indonesia—1.6%
			Berau Capital Resources, Series 1
14,155,000	USD		12.500% due 07/08/2015 (5)(9)	14,997,222

			GT 2005 Bonds, Multi-Coupon
18,645,000	USD		5.000% due 07/21/2014 (5)(8)	15,876,777

			Media Nusantara Citra
13,325,379	USD		10.750% due 09/12/2011 (5)	12,840,922

				43,714,921

			Ireland—1.5%
			Allied Irish Banks
7,318,000	EUR		12.500% due 06/25/2019	10,679,620

			Ardagh Glass Finance
855,000	EUR		8.750% due 02/01/2020 (5)(9)	1,158,761
12,885,000	EUR		7.125% due 06/15/2017 (5)	16,245,385

				17,404,146

			ATLAS VI Capital
2,715,000	EUR		10.261% due 04/06/2013 (4)(6)(9)	3,676,215

			Bank of Ireland
5,820,000	GBP		9.250% due 09/07/2020 (5)(6)	8,951,791

				40,711,772

			Norway—1.1%
			Trico Shipping
31,239,065	USD		13.875% due 11/01/2014 (5)(9)	30,145,698

			Brazil—1.1%
			CESP Companhia Energetica Sao Paulo
10,270,000	BRL		9.750% due 01/15/2015 (4)(9)	7,181,464
17,281,000	BRL		9.750% due 01/15/2015 (4)	12,084,019

				19,265,483

76

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			Brazil—Continued

			Fibria Overseas Finance
1,578,000	USD		7.500% due 05/04/2020 (5)	$1,645,065
7,700,000	USD		7.500% due 05/04/2020 (5)(9)	8,046,500

				9,691,565

				28,957,048

			Italy—0.9%
			Wind Acquisition Finance
3,435,000	EUR		11.750% due 07/15/2017 (5)(9)	4,700,138
6,300,000	USD		11.750% due 07/15/2017 (5)(9)	6,725,250

				11,425,388

			Wind Acquisition Holdings Finance
10,725,297	EUR		12.250% due 07/15/2017 (5)(9)	12,928,427

				24,353,815

			France—0.7%
			Europcar Group
1,115,000	EUR		4.183% due 05/15/2013 (5)(6)	1,322,242
5,770,000	EUR		4.183% due 05/15/2013 (5)(6)(9)	6,842,453
1,200,000	EUR		8.125% due 05/15/2014 (5)(9)	1,469,954
3,385,000	EUR		8.125% due 05/15/2014 (5)	4,146,495

				13,781,144

			Lecta SA
3,510,000	EUR		3.308% due 02/15/2014 (5)(6)	3,956,560

				17,737,704

			Russia—0.6%
			Evraz Group
550,000	USD		8.875% due 04/24/2013 (5)	581,625
4,455,000	USD		8.250% due 11/10/2015 (5)	4,677,750
2,295,000	USD		8.250% due 11/10/2015 (5)(9)	2,401,718
7,905,000	USD		9.500% due 04/24/2018 (5)	8,586,806

				16,247,899

			Mexico—0.4%
			Alestra SA
5,490,000	USD		11.750% due 08/11/2014	6,121,350

			MultiCat Mexico 2009, Series B
1,965,000	USD		10.397% due 10/19/2012 (4)(6)(9)	1,863,017

77

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			Mexico—Continued

			MultiCat Mexico 2009, Series C
1,965,000	USD		10.397% due 10/19/2012 (4)(6)(9)	$1,963,821

				9,948,188

			Czech Republic—0.3%
			Central European Media Enterprises
1,485,000	EUR		2.601% due 05/15/2014 (5)(6)	1,519,115
4,290,000	EUR		11.625% due 09/15/2016 (5)(9)	5,590,516

				7,109,631

			Ghana—0.3%
			Barclays Bank
10,200,000	GHS		19.000% due 10/28/2010	7,091,952

			Switzerland—0.1%
			UBS AG
2,785,000	EUR		4.280% due 04/29/2049 (5)(6)	3,066,737

			Greece—0.1%
			Hellas Telecommunications
6,883,804	EUR		4.835% due 10/15/2012 (5)(6)(7)	2,959,881

			Sweden—0.0%
			TVN Finance
115,000	EUR		10.750% due 11/15/2017 (5)	159,603

			TOTAL CORPORATE BONDS (Cost $1,910,433,919)	1,982,233,681

BANK LOANS—15.7%
			United States—12.3%
			Allison Transmission
2,278,773	USD		3.100% due 08/07/2014 (6)	2,133,738

			Astoria Generating
19,525,578	USD		4.290% due 08/23/2013 (6)	18,606,255

			CIT Group
6,032,877	USD		9.500% due 01/18/2012 (6)	6,177,920
13,803,158	USD		13.000% due 01/20/2012 (6)	14,256,488

				20,434,408

			Coinmach Corp
4,949,749	USD		3.410% due 11/14/2014 (6)	4,289,784

78

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
BANK LOANS—Continued
			United States—Continued
			Coinmach Corp—Continued

21,146,690	USD		3.470% due 11/20/2014 (6)	$18,344,754

				22,634,538

			First Data
7,166,310	USD		3.078% due 09/24/2014 (6)	6,251,115

			Ford Motor
2,434,996	USD		2.368% due 11/30/2013 (6)(13)	2,254,399
24,031,856	USD		3.350% due 12/16/2013 (6)	23,384,182

				25,638,581

			Gate Gourmet Borrower
10,813,770	USD		3.033% due 05/22/2013 (6)	9,772,945
3,149,080	EUR		3.254% due 05/22/2013 (6)	3,748,069
8,715,092	USD		3.033% due 05/31/2013 (6)	7,876,264

				21,397,278

			Hawker Beechcraft Acquisition
16,175,856	USD		2.374% due 03/26/2014 (6)	13,113,670
1,234,985	USD		2.633% due 03/26/2014 (6)	1,001,195

				14,114,865

			HCA Inc
4,867,136	USD		2.783% due 11/18/2013 (6)	4,708,390

			HHI Holding
22,811,250	USD		10.500% due 03/30/2015 (6)	22,982,334

			Inverness Medical
6,714,216	USD		4.566% due 06/26/2015 (6)	6,510,695

			N.E.W. Holdings I LLC
29,355,000	USD		9.583% due 03/22/2017 (6)	28,792,353

			Progressive Moulded Products
1,412,932	USD		Zero Coupon due 08/16/2011 (4)(6)	10,597

			Six Flags Theme Parks
30,500,000	USD		9.250% due 10/08/2016 (6)	30,919,375

			Spectrum Brands
20,627,537	USD		8.000% due 06/16/2016 (6)	20,872,489

			SS&C Technologies
2,851,935	USD		2.476% due 11/28/2012 (6)	2,755,683

79

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
BANK LOANS—Continued
			United States—Continued

			Swift Transportation
40,897,605	USD		8.250% due 05/10/2014 (6)	$39,913,526

			Texas Competitive Electric
23,992,478	USD		3.846% due 10/10/2014 (6)	18,675,577
8,201,969	USD		3.975% due 10/10/2014 (6)	6,384,356

				25,059,933

			Travelport LLC
1,715,668	USD		10.500% due 08/23/2013 (6)	1,725,675

			Univision Communications
15,888,953	USD		2.566% due 09/29/2014 (6)	13,913,861

				329,375,689

			United Kingdom—1.4%
			Ineos Holdings
29,910,192	EUR		9.001% due 12/16/2015 (6)	36,570,625

			Germany—1.2%
			Kabel Deutschland
25,108,304	EUR		7.983% due 12/19/2014 (6)	32,167,754

			Netherlands—0.8%
			Sensata Technologies
9,181,178	EUR		2.893% due 04/26/2013 (6)	11,092,249

			UPC Broadband
8,615,000	EUR		2.481% due 12/31/2014 (6)	10,119,292

				21,211,541

			TOTAL BANK LOANS (Cost $408,988,969)	419,325,609

FOREIGN GOVERNMENT BONDS—3.0%
			Brazil—1.1%
			Brazil Notas do Tesouro Nacional, Series F
35,615,000	BRL		10.000% due 01/01/2012	19,838,370
17,085,000	BRL		10.000% due 01/01/2013	9,316,977

				29,155,347

			Indonesia—1.0%
			Indonesia Treasury Bond
72,117,000,000	IDR		9.000% due 09/15/2013	8,518,663
41,600,000,000	IDR		9.000% due 09/15/2018	5,001,748

80

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
FOREIGN GOVERNMENT BONDS—Continued
			Indonesia—Continued
			Indonesia Treasury Bond—Continued

117,200,000,000	IDR		10.000% due 09/15/2024	$14,678,611

				28,199,022

			Venezuela—0.5%
			Venezuela Government International Bond
12,650,000	USD		7.750% due 10/13/2019	8,583,025
8,005,000	USD		9.250% due 05/07/2028	5,463,413

				14,046,438

			Ghana—0.4%
			Ghana Government Bond
4,400,000	GHS		14.470% due 12/15/2011 (4)	3,089,552
6,500,000	GHS		15.000% due 12/10/2012 (4)	4,617,351
2,800,000	GHS		19.000% due 01/14/2013 (4)	2,143,264

				9,850,167

			TOTAL FOREIGN GOVERNMENT BONDS (Cost $74,909,459)	81,250,974

CONVERTIBLE BONDS—1.4%
			United States—0.8%
			Carrizo Oil & Gas
20,655,000	USD		4.375% due 06/01/2028 (5)	18,098,944

			Trico Marine Services
7,755,000	USD		8.125% due 02/01/2013 (6)(7)	3,528,525

				21,627,469

			Czech Republic—0.6%
			Central European Media Enterprises
19,765,000	USD		3.500% due 03/15/2013 (9)	15,960,237

			TOTAL CONVERTIBLE BONDS (Cost $31,872,688)	37,587,706

Share
Amount
COMMON STOCKS—0.6%
			United States—0.6%
28,233	USD		Federal Mogul (1)	506,500

81

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Share			(Percentage of	Market
Amount	Currency	Description	Net Assets)	Value
COMMON STOCKS—Continued
			United States—Continued

192,292	USD		Lear Corp (1)	$15,031,466

			TOTAL COMMON STOCKS (Cost $8,023,764)	15,537,966

PREFERRED STOCKS—0.3%
			United States—0.3%
			Ally Financial
2,004	USD		7.000% (9)	1,645,848

			Lear Corp
94,683	USD		0.000% (5)	7,401,370

			Merrill Lynch Capital Trust II
1,600	USD		6.450% (5)(6)	35,624

			TOTAL PREFERRED STOCKS (Cost $5,078,154)	9,082,842

Face
Value
CREDIT LINKED NOTE—0.3%
			Ukraine—0.3%
			ING Americas Issuance
50,000,000	UAH		20.000% due 10/31/2012 (Cost $5,859,509)(4)	7,140,595

REPURCHASE AGREEMENT—3.2%
			United States—3.2%
85,610,017	USD		State Street Bank and Trust Company Repurchase Agreement, dated 07/30/2010 due 08/02/2010, with a maturity value of $85,610,160 and an effective yield of 0.02%, collateralized by a U.S. Government and Agency Obligation, with a rate of 0.875%, a maturity of 03/31/2011 and an aggregate fair value of $87,322,375. (Cost $85,610,017)	85,610,017

82

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value
TIME DEPOSIT—0.2%
			United States—0.2%
			State Street Euro Dollar Time Deposit
6,710,000	USD		0.010% due 08/02/2010 (Cost $6,710,000)(11)	$6,710,000

			TOTAL INVESTMENTS—98.8% (Cost $2,537,486,479)	2,644,479,390
			OTHER ASSETS AND LIABILITIES—1.2%	32,023,240

			TOTAL NET ASSETS—100.0%	$2,676,502,630

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,544,195,629.

83

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2010

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
10/04/10	JPMorgan Chase Bank N.A.	BRL	83,459,000	46,826,573	45,865,676	$960,897
09/17/10	JPMorgan Chase Bank N.A.	MXN	427,802,080	33,640,919	33,254,862	386,057

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,346,954

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
10/04/10	JPMorgan Chase Bank N.A.	BRL	127,337,000	71,445,324	67,049,669	$(4,395,655)
08/09/10	JPMorgan Chase Bank N.A.	EUR	45,091,000	58,760,191	57,757,477	(1,002,714)
09/13/10	Brown Brothers Harriman & Co	EUR	171,000,000	222,830,924	216,736,515	(6,094,409)
09/13/10	Brown Brothers Harriman & Co	GBP	6,100,000	9,569,994	9,238,633	(331,361)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(11,824,139)

Glossary of Currencies

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
UAH	— Ukraine Hryvnia
USD	— United States Dollar

84

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio Global High Income Fund

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Corporate Bonds	74.1%	$1,982,233,681
Bank Loans	15.7	419,325,609
Foreign Government Bonds	3.0	81,250,974
Convertible Bonds	1.4	37,587,706
Common Stocks	0.6	15,537,966
Preferred Stocks	0.3	9,082,842
Credit Linked Note	0.3	7,140,595
Short-term Investments	3.4	92,320,017	*

Total Investments	98.8	2,644,479,390
Other Assets and Liabilities (Net)	1.2	32,023,240	*

Net Assets	100.0%	$2,676,502,630

*	Short-term investments includes securities that have been voluntarily segregated by the advisor as collateral for swaps with a notional value of $161,990,000, which is 6.05% of net assets. Other assets and liabilities includes a swaps fair value of $7,467,534, which is 0.28% of net assets.

85

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—99.5%
		Banks—13.1%
8,016		Danvers Bancorp	$131,463
13,540		First Community Bancshares	199,174
22,142		First Defiance Financial	220,977
4,240		First of Long Island	109,307
18,925		Lakeland Bancorp	169,757
20,842		Washington Banking	300,333
7,571		WSFS Financial	287,698

			1,418,709

		Semiconductors & Semiconductor Equipment—11.0%
9,990		Advanced Energy Industries (1)	175,924
10,320		CyberOptics Corp (1)	100,413
53,370		Integrated Device Technology (1)	310,080
64,596		LTX-Credence Corp (1)	180,869
8,555		Mellanox Technologies (1)	142,526
19,200		Rudolph Technologies (1)	165,888
6,570		Ultratech Inc (1)	118,720

			1,194,420

		Capital Goods—11.0%
3,760		Ameron International	231,014
20,850		Duoyuan Global Water ADR (1)	420,962
19,120		Duoyuan Printing (1)	158,887
41,655		Mueller Water Products-Class A	158,289
15,610		Titan Machinery (1)	222,755

			1,191,907

		Diversified Financials—6.7%
28,650		Calamos Asset Management-Class A	297,960
52,205		Cowen Group-Class A (1)	217,173
13,650		optionsXpress Holdings (1)	212,940

			728,073

		Health Care Equipment & Services—6.7%
9,180		America Service	161,935
11,759		Genoptix Inc (1)	203,196
11,735		Natus Medical (1)	172,270
5,785		NuVasive Inc (1)	189,574

			726,975

		Retailing—6.5%
9,840		hhgregg Inc (1)	199,654

86

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Retailing—Continued

61,300		New York & Co (1)	$136,699
6,875		Vitamin Shoppe (1)	187,825
54,645		Wet Seal-Class A (1)	184,700

			708,878

		Pharmaceuticals & Biotechnology—6.3%
59,752		ISTA Pharmaceuticals (1)	166,111
12,855		Obagi Medical Products (1)	149,375
6,845		Par Pharmaceutical (1)	180,708
14,155		Viropharma Inc (1)	186,421

			682,615

		Software & Services—6.1%
56,185		Art Technology (1)	202,266
15,129		Envestnet Inc (1)	152,198
6,730		Progress Software (1)	201,227
32,030		Wave Systems-Class A (1)	103,777

			659,468

		Materials—5.6%
27,705		American Vanguard	236,878
16,830		Gold Resource (1)	236,966
10,825		Quadra Mining (1)	131,289

			605,133

		Energy—5.3%
8,410		Carrizo Oil & Gas (1)	164,920
11,149		Gulfport Energy (1)	145,606
44,500		Union Drilling (1)	263,885

			574,411

		Media—4.9%
10,505		Imax Corp (1)	162,512
29,985		Lions Gate Entertainment (1)	197,901
47,100		LodgeNet Interactive (1)	169,560

			529,973

		Consumer Services—4.7%
31,445		Morgans Hotel (1)	233,007
56,310		Morton’s Restaurant (1)	275,356

			508,363

87

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Technology Hardware & Equipment—4.6%
11,975		Emulex Corp (1)	$104,183
12,646		Super Micro Computer (1)	182,608
57,300		X-Rite Inc (1)	212,010

			498,801

		Commercial & Professional Services—2.6%
32,320		CBIZ Inc (1)	212,989
30,961		GlobalOptions Group (1)	67,495

			280,484

		Consumer Durables & Apparel—2.1%
49,390		Liz Claiborne (1)	234,108

		Household & Personal Products—1.6%
23,035		GLG Life Tech (1)	177,254

		Telecommunication Services—0.7%
13,270		Premiere Global Services (1)	83,070

		TOTAL COMMON STOCKS (Cost $10,433,958)	10,802,642

Face
Value	Currency
REPURCHASE AGREEMENT—1.2%
132,825	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/30/2010, due 08/02/2010 with maturity value of $132,825 and an effective yield of 0.02%, collateralized by a U.S. Government and Agency Obligation, with a rate of 3.375%, a maturity of 06/24/2011 and an aggregate fair value of $139,050. (Cost $132,825)	132,825

		TOTAL INVESTMENTS—100.7% (Cost $10,566,783)	10,935,467
		OTHER ASSETS AND LIABILITIES—(0.7)%	(79,805)

		TOTAL NET ASSETS—100.0%	$10,855,662

88

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Microcap Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $10,649,014.

Glossary of Currencies

USD	— United States Dollar

89

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio U.S. Microcap Fund

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	21.7%	$2,352,689
Financials	19.8	2,146,782
Consumer Discretionary	18.2	1,981,322
Industrials	13.5	1,472,391
Health Care	13.0	1,409,590
Materials	5.6	605,133
Energy	5.3	574,411
Consumer Staples	1.6	177,254
Telecommunication Services	0.8	83,070
Short-term Investment	1.2	132,825

Total Investments	100.7	10,935,467
Other Assets and Liabilities (Net)	(0.7)	(79,805)

Net Assets	100.0%	$10,855,662

90

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—100.3%
		Semiconductors & Semiconductor Equipment—10.8%
71,880		Advanced Energy Industries (1)	$1,265,807
50,935		Atheros Communications (1)	1,346,721
583,380		Integrated Device Technology (1)	3,389,438
37,390		Microchip Technology	1,138,525
69,140		Ultratech Inc (1)	1,249,360

			8,389,851

		Capital Goods—10.4%
23,210		Ameron International	1,426,022
22,751		Carlisle Cos	766,254
135,600		Duoyuan Global Water ADR (1)	2,737,764
76,940		GrafTech International (1)	1,206,419
210,853		Mueller Water Products-Class A	801,241
83,139		Titan Machinery (1)	1,186,394

			8,124,094

		Diversified Financials—8.6%
204,745		Calamos Asset Management-Class A	2,129,348
23,030		Greenhill & Co	1,567,192
97,350		optionsXpress Holdings (1)	1,518,660
267,130		Penson Worldwide (1)	1,437,159

			6,652,359

		Pharmaceuticals & Biotechnology—8.5%
76,470		Cepheid Inc (1)	1,265,579
92,210		Myriad Genetics (1)	1,337,967
42,520		Par Pharmaceutical (1)	1,122,528
30,950		Salix Pharmaceuticals (1)	1,312,589
116,380		Viropharma Inc (1)	1,532,725

			6,571,388

		Retailing—7.7%
166,930		Chico’s FAS	1,564,134
77,540		hhgregg Inc (1)	1,573,287
170,110		Saks Inc (1)	1,396,603
423,350		Wet Seal-Class A (1)	1,430,923

			5,964,947

		Energy—6.7%
42,180		Alpha Natural Resources (1)	1,616,759
117,500		Basic Energy Services (1)	1,100,975
69,760		Carrizo Oil & Gas (1)	1,367,994

91

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Energy—Continued

194,910		Union Drilling (1)	$1,155,816

			5,241,544

		Banks—6.7%
547,570		Popular Inc (1)	1,571,526
114,411		Washington Banking	1,648,663
52,980		WSFS Financial	2,013,240

			5,233,429

		Health Care Equipment & Services—6.7%
45,230		ArthroCare Corp (1)	1,211,259
85,870		Genoptix Inc (1)	1,483,833
78,320		Natus Medical (1)	1,149,738
42,075		NuVasive Inc (1)	1,378,798

			5,223,628

		Materials—6.2%
132,875		American Vanguard	1,136,081
123,120		Coeur d’Alene Mines (1)	1,875,118
74,140		Intrepid Potash (1)	1,794,188

			4,805,387

		Technology Hardware & Equipment—4.9%
137,090		3PAR Inc (1)	1,384,609
215,290		Brocade Communications Systems (1)	1,065,686
92,101		Super Micro Computer (1)	1,329,938

			3,780,233

		Consumer Services—4.2%
218,924		Morton’s Restaurant (1)	1,070,539
75,620		Orient-Express Hotels-Class A (1)	688,898
55,170		Weight Watchers International	1,511,106

			3,270,543

		Consumer Durables & Apparel—3.9%
59,160		Pool Corp	1,309,211
45,680		Skechers Inc-Class A (1)	1,694,271

			3,003,482

		Software & Services—2.7%
46,840		Progress Software (1)	1,400,516

92

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Software & Services—Continued

219,030		Wave Systems-Class A (1)	$709,657

			2,110,173

		Commercial & Professional Services—2.4%
52,690		FTI Consulting (1)	1,862,592

		Transportation—2.1%
36,160		Allegiant Travel	1,605,142

		Insurance—2.0%
144,480		National Financial Partners (1)	1,550,270

		Media—1.8%
214,256		Lions Gate Entertainment (1)	1,414,090

		Food, Beverage & Tobacco—1.4%
24,630		Diamond Foods	1,097,020

		Household & Personal Products—1.4%
138,045		GLG Life Tech (1)	1,062,256

		Telecommunication Services—1.2%
144,580		Premiere Global Services (1)	905,071

		TOTAL COMMON STOCKS (Cost $78,271,349)	77,867,499

Face
Value	Currency
REPURCHASE AGREEMENT—0.2%
172,656	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/30/2010, due 08/02/2010, with maturity value of $172,656 and an effective yield of 0.02%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.50%, a maturity of 01/15/2014, and an aggregate fair value of $176,800. (Cost $172,656)	172,656

		TOTAL INVESTMENTS—100.5% (Cost $78,444,005)	78,040,155
		OTHER ASSETS AND LIABILITIES—(0.5)%	(399,700)

		TOTAL NET ASSETS—100.0%	$77,640,455

93

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Smallcap Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $81,270,539.

Glossary of Currencies

USD	— United States Dollar

94

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio U.S. Smallcap Fund

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	18.4%	$14,280,257
Consumer Discretionary	17.6	13,653,062
Financials	17.3	13,436,058
Health Care	15.2	11,795,016
Industrials	14.9	11,591,828
Energy	6.7	5,241,544
Materials	6.2	4,805,387
Consumer Staples	2.8	2,159,276
Telecommunication Services	1.2	905,071
Short-term Investment	0.2	172,656

Total Investments	100.5	78,040,155
Other Assets and Liabilities (Net)	(0.5)	(399,700)

Net Assets	100.0%	$77,640,455

95

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—98.7%
		Pharmaceuticals & Biotechnology—9.6%
2,030		Alexion Pharmaceuticals (1)	$110,351
1,955		Celgene Corp (1)	107,818
790		Genzyme Corp (1)	54,952
5,880		Mylan Inc (1)	102,312
10,340		Myriad Genetics (1)	150,034

			525,467

		Diversified Financials—8.8%
300		CME Group	83,640
3,680		Lazard Ltd-Class A	109,186
2,120		State Street	82,510
2,080		T Rowe Price	100,318
6,720		TD Ameritrade Holding (1)	105,773

			481,427

		Materials—8.2%
2,790		Agnico-Eagle Mines	155,542
980		Cliffs Natural Resources	55,439
5,300		Intrepid Potash (1)	128,260
3,640		Pactiv Corp (1)	110,729

			449,970

		Software & Services—7.9%
1,380		Alliance Data Systems (1)	79,322
2,700		ANSYS Inc (1)	121,365
6,320		Electronic Arts (1)	100,678
5,120		Paychex Inc	133,069

			434,434

		Retailing—7.4%
10,570		Chico’s FAS	99,041
4,900		Expedia Inc	111,132
5,480		hhgregg Inc (1)	111,189
2,000		Tiffany & Co	84,140

			405,502

		Energy—7.2%
2,940		Alpha Natural Resources (1)	112,690
2,120		Continental Resources (1)	96,524
1,120		Oceaneering International (1)	55,418
8,350		PetroHawk Energy (1)	131,679

			396,311

96

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Commercial & Professional Services—6.6%
2,320		Copart Inc (1)	$84,541
4,930		FTI Consulting (1)	174,275
1,640		Stericycle Inc (1)	103,320

			362,136

		Capital Goods—6.5%
1,610		Carlisle Cos	54,225
5,460		GrafTech International (1)	85,613
1,880		Parker Hannifin	116,785
2,850		Pentair Inc	97,470

			354,093

		Consumer Services—5.4%
2,070		Darden Restaurants	86,712
3,580		Las Vegas Sands (1)	96,159
4,050		Weight Watchers International	110,929

			293,800

		Technology Hardware & Equipment—4.4%
9,330		3PAR Inc (1)	94,233
3,460		Juniper Networks (1)	96,119
7,000		Motorola Inc (1)	52,430

			242,782

		Insurance—4.3%
4,770		Delphi Financial Group-Class A	123,781
7,440		Fidelity National Financial-Class A	109,889

			233,670

		Semiconductors & Semiconductor Equipment—3.8%
20,300		Integrated Device Technology (1)	117,943
3,060		Netlogic Microsystems (1)	90,454

			208,397

		Food, Beverage & Tobacco—3.3%
2,690		Dr. Pepper Snapple	101,009
1,330		J.M. Smucker	81,702

			182,711

		Health Care Equipment & Services—2.9%
1,020		CR Bard	80,101

97

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Health Care Equipment & Services—Continued

2,150		St Jude Medical (1)	$79,055

			159,156

		Consumer Durables & Apparel—2.3%
3,480		Skechers Inc-Class A (1)	129,073

		Banks—2.0%
38,240		Popular Inc (1)	109,749

		Real Estate—1.9%
2,960		Plum Creek Timber REIT	106,205

		Transportation—1.8%
2,220		Allegiant Travel	98,546

		Media—1.8%
6,570		CBS Corp-Class B	97,105

		Household & Personal Products—1.5%
1,270		Clorox Co	82,398

		Food & Staples Retailing—1.1%
1,600		Whole Foods Market (1)	60,752

		TOTAL COMMON STOCKS (Cost $5,217,824)	5,413,684

Face
Value	Currency
REPURCHASE AGREEMENT—2.3%
126,534	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/30/2010, due 08/02/2010, with a maturity value of $126,535 and an effective yield of 0.02% collateralized by a U.S. Government and Agency Obligation, with a rate of 3.375%, a maturity of 06/24/2011, and an aggregate fair value of $133,900. (Cost $126,534)	126,534

		TOTAL INVESTMENTS—101.0% (Cost $5,344,358)	5,540,218
		OTHER ASSETS AND LIABILITIES—(1.0)%	(53,443)

		TOTAL NET ASSETS—100.0%	$5,486,775

98

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Midcap Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $5,366,479.

Glossary of Currencies

USD	— United States Dollar

99

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio U.S. Midcap Fund

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	17.0%	$931,051
Consumer Discretionary	16.9	925,480
Information Technology	16.1	885,613
Industrials	14.9	814,775
Health Care	12.5	684,623
Materials	8.2	449,970
Energy	7.2	396,311
Consumer Staples	5.9	325,861
Short-term Investment	2.3	126,534

Total Investments	101.0	5,540,218
Other Assets and Liabilities (Net)	(1.0)	(53,443)

Net Assets	100.0%	$5,486,775

100

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—97.8%
		Diversified Financials—15.3%
2,740		American Express	$122,314
10,254		Bank of America	143,966
15,680		Calamos Asset Management-Class A	163,072
36,270		Citigroup Inc (1)	148,707
390		CME Group	108,732
1,160		Franklin Resources	116,673
1,370		Goldman Sachs	206,623
3,310		State Street	128,825

			1,138,912

		Technology Hardware & Equipment—10.5%
1,340		Apple Inc (1)	344,715
4,170		EMC Corp (1)	82,524
3,320		Hewlett-Packard Co	152,853
4,650		Juniper Networks (1)	129,177
9,620		Motorola Inc (1)	72,054

			781,323

		Pharmaceuticals & Biotechnology—9.4%
2,010		Amgen Inc (1)	109,605
2,660		Celgene Corp (1)	146,699
4,680		Cepheid Inc (1)	77,454
800		Genzyme Corp (1)	55,648
13,210		Myriad Genetics (1)	191,677
2,530		Teva Pharmaceutical Industries Sponsored ADR	123,591

			704,674

		Materials—9.0%
3,830		Agnico-Eagle Mines	213,522
1,510		Cliffs Natural Resources	85,421
4,250		Mosaic Co	202,512
1,930		Praxair Inc	167,563

			669,018

		Capital Goods—8.3%
2,180		Carlisle Cos	73,422
3,560		Danaher Corp	136,740
2,560		Parker Hannifin	159,027
2,540		Raytheon Co	117,526
1,840		United Technologies	130,824

			617,539

101

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Energy—8.3%
4,890		Alpha Natural Resources (1)	$187,434
8,235		Carrizo Oil & Gas (1)	161,488
1,520		Oceaneering International (1)	75,210
12,190		PetroHawk Energy (1)	192,236

			616,368

		Software & Services—6.2%
4,920		Electronic Arts (1)	78,376
970		MasterCard Inc-Class A	203,739
7,040		Paychex Inc	182,969

			465,084

		Food, Beverage & Tobacco—5.5%
1,810		J.M. Smucker	111,188
4,610		PepsiCo Inc	299,235

			410,423

		Health Care Equipment & Services—4.4%
1,590		CR Bard	124,863
2,380		Express Scripts (1)	107,528
2,650		St Jude Medical (1)	97,441

			329,832

		Consumer Services—4.1%
5,860		Las Vegas Sands (1)	157,400
5,490		Weight Watchers International	150,371

			307,771

		Retailing—4.0%
7,430		hhgregg Inc (1)	150,755
6,990		Lowe’s Cos	144,972

			295,727

		Banks—2.5%
6,870		Wells Fargo	190,505

		Semiconductors & Semiconductor Equipment—2.5%
31,770		Integrated Device Technology (1)	184,584

		Media—2.1%
10,680		CBS Corp-Class B	157,850

		Transportation—2.0%
3,450		Allegiant Travel	153,146

102

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Commercial & Professional Services—1.9%
2,255		Stericycle Inc (1)	$142,065

		Household & Personal Products—1.8%
2,130		Clorox Co	138,194

		TOTAL COMMON STOCKS (Cost $6,940,664)	7,303,015

		TOTAL INVESTMENTS—97.8% (Cost $6,940,664)	7,303,015
		OTHER ASSETS AND LIABILITIES—2.2%	163,316

		TOTAL NET ASSETS—100.0%	$7,466,331

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $6,984,421.

Glossary of Currencies

USD	— United States Dollar

Master Notes to the Portfolio of Investments.

ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(3)	All or portion of this security was on loan to brokers at July 31, 2010.
(4)	Illiquid security.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

103

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2010

Artio U.S. Multicap Fund

At July 31, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	19.2%	$1,430,991
Financials	17.8	1,329,417
Health Care	13.9	1,034,506
Industrials	12.2	912,750
Consumer Discretionary	10.2	761,348
Materials	9.0	669,018
Energy	8.2	616,368
Consumer Staples	7.3	548,617

Total Investments	97.8	7,303,015
Other Assets and Liabilities (Net)	2.2	163,316

Net Assets	100.0%	$7,466,331

104

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Equity Fund Board of Director’s, and the Trusts’ Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

The pricing services may use valuation models or matrix pricing, which considers yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Asset and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Adviser believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using an industry accepted modeling tool using inputs, which may include yield data, risk free rate, volatility, contract terms, and others, as applicable. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards. These inputs may include prices of similar securities, yield data, the financial condition of the issuer, and other factors, as applicable. The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations.

105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

106

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Funds’ investments:

Global Equity Fund Inc.

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$31,666,887	$—	$—	$31,666,887
United Kingdom	5,332,296	—	—	5,332,296
Japan	3,978,690	—	—	3,978,690
Switzerland	3,416,935	—	—	3,416,935
China	2,789,266	—	—	2,789,266
France	2,491,377	—	—	2,491,377
Canada	1,928,062	—	—	1,928,062
Germany	1,726,396	—	—	1,726,396
South Africa	1,695,133	—	—	1,695,133
Netherlands	1,645,296	—	—	1,645,296
Russia	1,585,088	—	—	1,585,088
South Korea	1,399,413	—	—	1,399,413
Norway	731,297	—	—	731,297
Hong Kong	608,646	—	—	608,646
Brazil	584,609	—	—	584,609
Sweden	547,692	—	—	547,692
India	533,082	—	—	533,082
Italy	428,501	—	—	428,501
Indonesia	389,403	—	—	389,403
Spain	386,251	—	—	386,251
Mexico	367,137	—	—	367,137
Poland	363,942	—	—	363,942
Austria	352,652	—	—	352,652
Denmark	337,779	—	—	337,779
Israel	255,974	—	—	255,974
Hungary	235,455	—	—	235,455
Australia	214,382	—	—	214,382
Greece	207,510	—	—	207,510
Czech Republic	183,311	—	—	183,311
Taiwan	156,015	—	—	156,015

TOTAL COMMON STOCKS	66,538,477	—	—	66,538,477

EQUITY LINKED NOTES
India	—	1,073,661	—	1,073,661
Taiwan	—	664,877	—	664,877

TOTAL EQUITY LINKED NOTES	—	1,738,538	—	1,738,538

107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
EXCHANGE-TRADED FUND
Multinational	$765,699	$—	$—	$765,699

PREFERRED STOCKS
Brazil	553,919	—	—	553,919
Philippines	—	—	124	124

TOTAL PREFERRED STOCKS	553,919	—	124	554,043

REPURCHASE AGREEMENT
United States	—	1,783,203	—	1,783,203

TOTAL INVESTMENTS	67,858,095	3,521,741	124	71,379,960

FORWARD FOREIGN EXCHANGE CONTRACTS	—	364,532	—	364,532

TOTAL	$67,858,095	$3,886,273	$124	$71,744,492

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(336,762)	$—	$(336,762)

TOTAL	$—	$(336,762)	$—	$(336,762)

108

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global Equity Fund Inc.
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—07/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2010	July 31, 2010
PREFERRED STOCKS
Philippines	$119	$—	$—	$5	$—	$—	$—	$—	$124	$5

TOTAL	$119	$—	$—	$5	$—	$—	$—	$—	$124	$5

109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$1,481,164,677	$—	$—	$1,481,164,677
Japan	801,020,056	—	—	801,020,056
Russia	416,719,528	166,126,822	61,080,480	643,926,830
Germany	570,014,813	—	—	570,014,813
China	537,619,278	—	—	537,619,278
France	531,952,018	—	—	531,952,018
Switzerland	518,046,409	—	—	518,046,409
Canada	458,888,304	—	—	458,888,304
Netherlands	422,864,820	—	—	422,864,820
Czech Republic	189,236,508	—	—	189,236,508
India	184,355,286	—	—	184,355,286
South Africa	166,611,376	—	—	166,611,376
Austria	160,958,329	—	—	160,958,329
Poland	140,888,455	—	—	140,888,455
Brazil	126,608,398	—	—	126,608,398
Australia	123,451,273	—	—	123,451,273
Finland	120,875,168	—	—	120,875,168
Spain	112,726,255	—	—	112,726,255
Ukraine	59,416,196	34,798,517	14,618,406	108,833,119
Mexico	101,376,953	—	—	101,376,953
South Korea	99,232,446	—	—	99,232,446
Sweden	90,382,888	—	—	90,382,888
Norway	88,886,456	—	—	88,886,456
Italy	86,199,953	—	—	86,199,953
Denmark	77,506,657	—	—	77,506,657
Romania	72,413,142	—	2,158,633	74,571,775
Bulgaria	21,502,008	—	49,862,953	71,364,961
Hong Kong	56,181,735	—	—	56,181,735
Hungary	49,066,122	—	—	49,066,122
Israel	41,865,183	—	—	41,865,183
Ireland	35,371,870	—	—	35,371,870
Georgia	29,350,005	—	—	29,350,005
Greece	28,544,726	—	—	28,544,726
Belgium	27,760,991	—	—	27,760,991
Indonesia	27,306,454	—	—	27,306,454
Serbia	19,142,196	—	2,257,073	21,399,269
Lebanon	5,738,769	15,493,445	—	21,232,214
Portugal	17,601,471	—	—	17,601,471
Thailand	17,156,809	—	—	17,156,809
Venezuela	—	—	15,513,786	15,513,786

110

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Nigeria	$12,609,118	$—	$—	$12,609,118
Kenya	10,292,512	—	—	10,292,512
Zambia	—	—	7,703,817	7,703,817
Singapore	7,351,727	—	—	7,351,727
Taiwan	4,827,198	—	—	4,827,198
United States	3,635,032	—	—	3,635,032
Lithuania	2,778,971	—	—	2,778,971
Latvia	—	—	2,619,185	2,619,185
Croatia	25,106	—	—	25,106

TOTAL COMMON STOCKS	8,157,523,645	216,418,784	155,814,333	8,529,756,762

EQUITY LINKED NOTES
Taiwan	—	200,877,087	—	200,877,087
India	—	146,162,810	—	146,162,810
Serbia	—	15,159,203	—	15,159,203
Australia	—	2,307,628	—	2,307,628
Ukraine	—	—	496,366	496,366

TOTAL EQUITY LINKED NOTES	—	364,506,728	496,366	365,003,094

EXCHANGE-TRADED FUNDS
Multinational	168,452,761	—	—	168,452,761
Australia	10,635,681	—	—	10,635,681
Sweden	6,798,783	—	—	6,798,783
Romania	6,767,572	—	—	6,767,572
Russia	—	—	1,389,510	1,389,510

TOTAL EXCHANGE-TRADED FUNDS	192,654,797	—	1,389,510	194,044,307

PREFERRED STOCKS
Germany	41,282,192	—	—	41,282,192
Brazil	38,885,228	—	—	38,885,228
Russia	8,271,575	7,491,069	—	15,762,644
Bulgaria	9,442,551	—	—	9,442,551
Philippines	—	—	25,309	25,309

TOTAL PREFERRED STOCKS	97,881,546	7,491,069	25,309	105,397,924

FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	4,538,277	409,455	—	4,947,732

INVESTMENTS COLLATERAL FROM SECURITY LENDING
United States	441,400,595	22,381,415	—	463,782,010

TOTAL INVESTMENTS	8,893,998,860	611,207,451	157,725,518	9,662,931,829

FORWARD FOREIGN EXCHANGE CONTRACTS	—	80,200,212	—	80,200,212

TOTAL	$8,893,998,860	$691,407,663	$157,725,518	$9,743,132,041

111

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(164,208,849)	$—	$(164,208,849)

FINANCIAL FUTURES CONTRACTS	—	(6,645,120)	—	(6,645,120)

SWAPS	—	(424,339)	—	(424,339)

TOTAL	$—	$(171,278,308)	$—	$(171,278,308)

112

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—07/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2010	July 31, 2010
COMMON STOCKS
Bulgaria	$10,480,179	$—	$—	$12,349,366	$—	$—	$27,033,408	$—	$49,862,953	$12,349,366
Latvia	2,963,033	—	—	(343,848)	—	—	—	—	2,619,185	(343,848)
Romania	—	—	—	(1,025,359)	—	—	3,183,992	—	2,158,633	(1,025,359)
Russia	12,364,077	—	—	13,272,306	15,204,986	—	21,594,530	(1,355,419)	61,080,480	13,160,297
Serbia	32,215,204	—	(1,114,952)	(11,440,131)	—	(464,904)	—	(16,938,144)	2,257,073	(1,126,451)
Ukraine	32,461,138	—	—	2,850,296	—	—	4,034,020	(24,727,048)	14,618,406	2,585,458
Venezuela	20,797,915	—	—	(5,284,129)	—	—	—	—	15,513,786	(5,284,129)
Zambia	8,081,113	—	—	(377,296)	—	—	—	—	7,703,817	(377,296)
EQUITY LINKED NOTES
Ukraine	—	—	—	(65,781)	—	—	562,147	—	496,366	(65,781)
EXCHANGE-TRADED FUNDS
Russia	1,157,925	—	—	231,585	—	—	—	—	1,389,510	231,585
PREFERRED STOCKS
Philippines	24,212	—	—	1,097	—	—	—	—	25,309	1,097
Russia	7,101,650	—	—	1,169,925	—	—	—	(8,271,575)	—	—

TOTAL	$127,646,446	$—	$(1,114,952)	$11,338,031	$15,204,986	$(464,904)	$56,408,097	$(51,292,186)	$157,725,518	$20,104,939

113

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$1,321,337,606	$—	$—	$1,321,337,606
Japan	701,795,004	—	—	701,795,004
Russia	526,845,724	61,189,753	460,368	588,495,845
Germany	528,840,598	—	—	528,840,598
France	480,915,491	—	—	480,915,491
China	458,435,791	—	—	458,435,791
Switzerland	421,141,904	—	—	421,141,904
Canada	420,844,790	—	—	420,844,790
Netherlands	393,851,471	—	—	393,851,471
South Africa	197,050,486	—	—	197,050,486
Czech Republic	161,531,834	—	—	161,531,834
India	160,389,322	—	—	160,389,322
Poland	136,431,450	—	—	136,431,450
Austria	119,739,659	—	—	119,739,659
Australia	117,665,645	—	—	117,665,645
South Korea	109,160,086	—	—	109,160,086
Spain	99,285,665	—	—	99,285,665
Brazil	97,733,028	—	—	97,733,028
Finland	92,295,384	—	—	92,295,384
Mexico	91,596,478	—	—	91,596,478
Sweden	89,190,745	—	—	89,190,745
Norway	79,301,116	—	—	79,301,116
Italy	76,848,521	—	—	76,848,521
Denmark	70,589,418	—	—	70,589,418
Hungary	50,436,466	—	—	50,436,466
Hong Kong	48,875,079	—	—	48,875,079
Israel	39,173,792	—	—	39,173,792
Ireland	35,971,364	—	—	35,971,364
Romania	35,050,835	—	—	35,050,835
Greece	29,642,948	—	—	29,642,948
Belgium	26,349,835	—	—	26,349,835
Ukraine	18,873,888	5,756,189	—	24,630,077
Indonesia	24,339,341	—	—	24,339,341
Lebanon	—	18,482,711	—	18,482,711
Portugal	17,961,026	—	—	17,961,026
Thailand	17,634,342	—	—	17,634,342
Nigeria	13,149,934	—	—	13,149,934
Kenya	11,108,979	—	—	11,108,979
Singapore	6,460,432	—	—	6,460,432

114

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Taiwan	$4,422,475	$—	$—	$4,422,475
United States	2,844,677	—	—	2,844,677

TOTAL COMMON STOCKS	7,335,112,629	85,428,653	460,368	7,421,001,650

EQUITY LINKED NOTES
Taiwan	—	191,044,190	—	191,044,190
India	—	154,093,197	—	154,093,197
Australia	—	6,964,187	—	6,964,187

TOTAL EQUITY LINKED NOTES	—	352,101,574	—	352,101,574

EXCHANGE-TRADED FUND
Multinational	159,952,684	—	—	159,952,684

PREFERRED STOCKS
Brazil	41,925,989	—	—	41,925,989
Germany	39,736,707	—	—	39,736,707
Russia	759,655	6,381,830	—	7,141,485
Philippines	—	—	19,071	19,071

TOTAL PREFERRED STOCKS	82,422,351	6,381,830	19,071	88,823,252

INVESTMENTS COLLATERAL FROM SECURITY LENDING
United States	497,231,766	23,812,654	—	521,044,420

TOTAL INVESTMENTS	8,074,719,430	467,724,711	479,439	8,542,923,580

FORWARD FOREIGN EXCHANGE CONTRACTS	—	72,114,903	—	72,114,903

TOTAL	$8,074,719,430	$539,839,614	$479,439	$8,615,038,483

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(145,987,742)	$—	$(145,987,742)

FINANCIAL FUTURES CONTRACTS	—	(6,063,346)	—	(6,063,346)

SWAPS	—	(386,531)	—	(386,531)

TOTAL	$—	$(152,437,619)	$—	$(152,437,619)

115

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—07/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2010	July 31, 2010
COMMON STOCKS
Russia	$—	$—	$—	$235,651	$—	$—	$224,717	$—	$460,368	$235,651
PREFERRED STOCKS
Philippines	18,244	—	—	827	—	—	—	—	19,071	827
Russia	652,210	—	—	107,445	—	—	—	(759,655)	—	—

TOTAL	$670,454	$—	$—	$343,923	$—	$—	$224,717	$(759,655)	$479,439	$236,478

116

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
U.S. GOVERNMENT AND AGENCY OBLIGATIONS	$—	$554,069,953	$—	$554,069,953

ASSET BACKED SECURITIES
United States	—	492,325,204	—	492,325,204
Russia	—	—	522,507	522,507

TOTAL ASSET BACKED SECURITIES	—	492,325,204	522,507	492,847,711

CORPORATE BONDS
United States	—	226,988,977	—	226,988,977
Supranational	—	32,118,727	—	32,118,727
Canada	—	30,151,415	—	30,151,415
United Kingdom	—	27,311,591	—	27,311,591
France	—	26,995,793	—	26,995,793
Netherlands	—	26,146,146	—	26,146,146
Australia	—	21,911,001	—	21,911,001
Germany	—	11,361,591	—	11,361,591
Brazil	—	8,766,097	—	8,766,097
Hong Kong	—	6,223,961	—	6,223,961
Qatar	—	5,444,205	—	5,444,205

TOTAL CORPORATE BONDS	—	423,419,504	—	423,419,504

FOREIGN GOVERNMENT AND AGENCY BONDS
Canada	—	131,176,023	—	131,176,023
Brazil	—	48,176,120	—	48,176,120
Mexico	—	36,833,342	—	36,833,342
Australia	—	9,129,346	—	9,129,346
Norway	—	7,787,349	—	7,787,349
Qatar	—	7,486,588	—	7,486,588

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	240,588,768	—	240,588,768

MUNICIPAL OBLIGATION
United States	—	1,732,539	—	1,732,539

REPURCHASE AGREEMENT
United States	—	70,547,040	—	70,547,040

TOTAL INVESTMENTS	—	1,782,683,008	522,507	1,783,205,515

FORWARD FOREIGN EXCHANGE CONTRACTS	—	2,388,606	—	2,388,606

TOTAL	$—	$1,785,071,614	$522,507	$1,785,594,121

117

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(5,921,524)	$—	$(5,921,524)

TOTAL	$—	$(5,921,524)	$—	$(5,921,524)

118

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—07/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2010	July 31, 2010
ASSET BACKED SECURITIES
Russia	$556,183	$—	$5,053	$209,662	$—	$(248,391)	$—	$—	$522,507	$209,662

TOTAL	$556,183	$—	$5,053	$209,662	$—	$(248,391)	$—	$—	$522,507	$209,662

119

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,421,247,890	$41,250	$1,421,289,140
Canada	—	121,182,586	—	121,182,586
United Kingdom	—	78,451,831	—	78,451,831
Netherlands	—	73,480,172	—	73,480,172
Germany	—	55,625,103	—	55,625,103
Indonesia	—	43,714,921	—	43,714,921
Ireland	—	37,035,557	3,676,215	40,711,772
Norway	—	30,145,698	—	30,145,698
Brazil	—	28,957,048	—	28,957,048
Italy	—	24,353,815	—	24,353,815
France	—	17,737,704	—	17,737,704
Russia	—	16,247,899	—	16,247,899
Mexico	—	9,948,188	—	9,948,188
Czech Republic	—	7,109,631	—	7,109,631
Ghana	—	—	7,091,952	7,091,952
Switzerland	—	3,066,737	—	3,066,737
Greece	—	2,959,881	—	2,959,881
Sweden	—	159,603	—	159,603

TOTAL CORPORATE BONDS	—	1,971,424,264	10,809,417	1,982,233,681

BANK LOANS
United States	—	329,365,092	10,597	329,375,689
United Kingdom	—	36,570,625	—	36,570,625
Germany	—	32,167,754	—	32,167,754
Netherlands	—	21,211,541	—	21,211,541

TOTAL BANK LOANS	—	419,315,012	10,597	419,325,609

FOREIGN GOVERNMENT BONDS
Brazil	—	29,155,347	—	29,155,347
Indonesia	—	28,199,022	—	28,199,022
Venezuela	—	14,046,438	—	14,046,438
Ghana	—	9,850,167	—	9,850,167

TOTAL FOREIGN GOVERNMENT BONDS	—	81,250,974	—	81,250,974

CONVERTIBLE BONDS
United States	—	21,627,469	—	21,627,469
Czech Republic	—	15,960,237	—	15,960,237

TOTAL CONVERTIBLE BONDS	—	37,587,706	—	37,587,706

COMMON STOCKS
United States	15,537,966	—	—	15,537,966

120

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
PREFERRED STOCKS
United States	$1,645,848	$7,436,994	$—	$9,082,842

CREDIT LINKED NOTE
Ukraine	—	7,140,595	—	7,140,595

REPURCHASE AGREEMENT
United States	—	85,610,017	—	85,610,017

TIME DEPOSIT
United States	—	6,710,000	—	6,710,000

TOTAL INVESTMENTS	17,183,814	2,616,475,562	10,820,014	2,644,479,390

FORWARD FOREIGN EXCHANGE CONTRACTS	—	1,346,954	—	1,346,954

SWAPS	—	7,467,534	—	7,467,534

TOTAL	$17,183,814	$2,625,290,050	$10,820,014	$2,653,293,878

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(11,824,139)	$—	$(11,824,139)

TOTAL	$—	$(11,824,139)	$—	$(11,824,139)

121

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—07/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2010	July 31, 2010
BANK LOANS
Canada	$2,793,523	$7,271	$22,185	$1,357	$—	$(2,824,336)	$—	$—	$—	$—
United States	26,618,055	1,076,236	(423,195)	(2,623,995)	22,796,414	(12,217,616)	—	(35,215,302)	10,597	(1,385,880)
CORPORATE BONDS
Brazil	12,660,155	(210,079)	—	1,094,114	5,721,293	—	—	(19,265,483)	—	—
Ghana	7,202,638	—	—	(110,686)	—	—	—	—	7,091,952	(110,686)
Hungary	612,548	(16)	(437,641)	507,271	—	(682,162)	—	—	—	—
Ireland	998,650	(1,337)	—	(363,460)	4,042,362	(1,000,000)	—	—	3,676,215	(366,147)
Japan	473,554	—	(12,125)	11,446	—	(472,875)	—	—	—	—
Mexico	3,984,038	—	—	(157,200)	—	—	—	(3,826,838)	—	—
Netherlands	11,422,048	255,988	18,997	278,046	16,644,527	(480,394)	—	(28,139,212)	—	—
United States	6,709,532	86,879	318,540	1,214,762	4,605,650	(5,221,538)	15,000	(7,687,575)	41,250	26,250

TOTAL	$73,474,741	$1,214,942	$(513,239)	$(148,345)	$53,810,246	$(22,898,921)	$15,000	$(94,134,410)	$10,820,014	$(1,836,463)

122

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Banks	$1,418,709	$—	$—	$1,418,709
Semiconductors & Semiconductor Equipment	1,194,420	—	—	1,194,420
Capital Goods	1,191,907	—	—	1,191,907
Diversified Financials	880,270	—	—	880,270
Health Care Equipment & Services	726,975	—	—	726,975
Retailing	708,878	—	—	708,878
Pharmaceuticals & Biotechnology	682,615	—	—	682,615
Materials	605,133	—	—	605,133
Energy	574,411	—	—	574,411
Media	529,973	—	—	529,973
Consumer Services	508,363	—	—	508,363
Software & Services	507,270	—	—	507,270
Technology Hardware & Equipment	498,801	—	—	498,801
Commercial & Professional Services	280,484	—	—	280,484
Consumer Durables & Apparel	234,109	—	—	234,109
Household & Personal Products	177,254	—	—	177,254
Telecommunication Services	83,070	—	—	83,070

TOTAL COMMON STOCKS	10,802,642	—	—	10,802,642

REPURCHASE AGREEMENT	—	132,825	—	132,825

TOTAL INVESTMENTS	10,802,642	132,825	—	10,935,467

TOTAL	$10,802,642	$132,825	$—	$10,935,467

123

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Semiconductors & Semiconductor Equipment	$8,389,851	$—	$—	$8,389,851
Capital Goods	8,124,094	—	—	8,124,094
Diversified Financials	6,652,359	—	—	6,652,359
Pharmaceuticals & Biotechnology	6,571,388	—	—	6,571,388
Retailing	5,964,947	—	—	5,964,947
Energy	5,241,544	—	—	5,241,544
Banks	5,233,429	—	—	5,233,429
Health Care Equipment & Services	5,223,628	—	—	5,223,628
Materials	4,805,387	—	—	4,805,387
Technology Hardware & Equipment	3,780,233	—	—	3,780,233
Consumer Services	3,270,543	—	—	3,270,543
Consumer Durables & Apparel	3,003,482	—	—	3,003,482
Software & Services	2,110,173	—	—	2,110,173
Commercial & Professional Services	1,862,592	—	—	1,862,592
Transportation	1,605,142	—	—	1,605,142
Insurance	1,550,270	—	—	1,550,270
Media	1,414,090	—	—	1,414,090
Food, Beverage & Tobacco	1,097,020	—	—	1,097,020
Household & Personal Products	1,062,256	—	—	1,062,256
Telecommunication Services	905,071	—	—	905,071

TOTAL COMMON STOCKS	77,867,499	—	—	77,867,499

REPURCHASE AGREEMENT	—	172,656	—	172,656

TOTAL INVESTMENTS	77,867,499	172,656	—	78,040,155

TOTAL	$77,867,499	$172,656	$—	$78,040,155

124

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$525,467	$—	$—	$525,467
Diversified Financials	481,427	—	—	481,427
Materials	449,970	—	—	449,970
Software & Services	434,434	—	—	434,434
Retailing	405,502	—	—	405,502
Energy	396,311	—	—	396,311
Commercial & Professional Services	362,136	—	—	362,136
Capital Goods	354,093	—	—	354,093
Consumer Services	293,800	—	—	293,800
Technology Hardware & Equipment	242,782	—	—	242,782
Insurance	233,670	—	—	233,670
Semiconductors & Semiconductor Equipment	208,397	—	—	208,397
Food, Beverage & Tobacco	182,711	—	—	182,711
Health Care Equipment & Services	159,156	—	—	159,156
Consumer Durables & Apparel	129,073	—	—	129,073
Banks	109,749	—	—	109,749
Real Estate	106,205	—	—	106,205
Transportation	98,546	—	—	98,546
Media	97,105	—	—	97,105
Household & Personal Products	82,398	—	—	82,398
Food & Staples Retailing	60,752	—	—	60,752

TOTAL COMMON STOCKS	5,413,684	—	—	5,413,684

REPURCHASE AGREEMENT	—	126,534	—	126,534

TOTAL INVESTMENTS	5,413,684	126,534	—	5,540,218

TOTAL	$5,413,684	$126,534	$—	$5,540,218

125

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Diversified Financials	$1,138,912	$—	$—	$1,138,912
Technology Hardware & Equipment	781,323	—	—	781,323
Pharmaceuticals & Biotechnology	704,674	—	—	704,674
Materials	669,018	—	—	669,018
Capital Goods	617,539	—	—	617,539
Energy	616,368	—	—	616,368
Software & Services	465,084	—	—	465,084
Food, Beverage & Tobacco	410,423	—	—	410,423
Health Care Equipment & Services	329,832	—	—	329,832
Consumer Services	307,771	—	—	307,771
Retailing	295,727	—	—	295,727
Banks	190,505	—	—	190,505
Semiconductors & Semiconductor Equipment	184,584	—	—	184,584
Media	157,850	—	—	157,850
Transportation	153,146	—	—	153,146
Commercial & Professional Services	142,065	—	—	142,065
Household & Personal Products	138,194	—	—	138,194

TOTAL COMMON STOCKS	7,303,015	—	—	7,303,015

TOTAL INVESTMENTS	7,303,015	—	—	7,303,015

TOTAL	$7,303,015	$—	$—	$7,303,015

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral

126

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not advisable by the adviser. Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of

127

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these

128

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

commitments at the borrower’s discretion. At July 31, 2010, there were two unfunded commitments which amounted to $21,300,971 and had fair value of $19,705,398.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds enter into futures contracts for hedging purposes, managing the duration and yield curve profile, market exposure or to enhance income.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

129

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds may also enter into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure or to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with financial futures contracts and synthetic futures contracts due to counterparty credit risk is the unrealized appreciation for financial futures contracts and synthetic futures contracts.

h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security the Fund purchased upon exercise. The Funds will only write covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 5% of its total assets to purchase both put options on portfolio securities and instruments in which it may invest and an additional 5% of its total assets to purchase call options on securities and instruments in which it may invest. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from

130

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. The Fund’s maximum risk of loss from counterparty risk related to non-exchange traded purchased options is the fair value investment. The Funds’ maximum risk of loss related to written non-exchange traded options is minimal as the Funds’ receive the premium when the options are sold. This risk is mitigated by having a master netting arrangement between the funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

i) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

131

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on July 31, 2010, is $0 for which the Global High Income Fund has posted collateral of $6,710,000 in the normal course of business.

j) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and

132

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the fair value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by Artio Global Management LLC, (“Artio Global” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

The security lending income net of the loan rebate fee for the Global Equity Fund, International Equity Fund and the International Equity Fund II, amounted to $243, $6,336,529 and $5,570,728, respectively, for the period ended July 31, 2010 and is included in securities lending income in the Statement of Operations.

As of July 31, 2010, the value of the securities on loan and the value of the collateral was as follows:

	Fair Value of
	Securities on Loan	Value of Collateral
International Equity Fund	$440,953,935	$463,782,010
International Equity Fund II	495,569,458	521,044,420

k) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds becomes aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

133

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds are subject to a 2% Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

2.	Derivative Instruments

a) Financial futures contracts:

The following financial futures contracts were outstanding as of July 31, 2010:

				Notional
				Current	Net
Expiration				Fair	Unrealized
Date	Contracts	Description	Position	Value	(Depreciation)
International Equity Fund
09/10	24,762	RTS Index Futures	Short	$(73,161,805)	$(6,645,120)
International Equity Fund II
09/10	22,594	RTS Index Futures	Short	(66,756,232)	(6,063,346)

b) Written Options:

The Funds did not invest in written options during the period ended July 31, 2010.

c) Swaps:

The International Equity Fund, International Equity Fund II and Global High Income Fund had entered into the following swap transactions as of July 31, 2010:

International Equity Fund—Total Return Swaps

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
30,713,267	USD	NA	Credit Suisse	Total return on a basket of securities from the Russian Depositary USD Index	USD LIBOR times notional amount of 19,080 units of the Russian Depositary USD Index	$(424,339)

$(424,339)

134

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II—Total Return Swaps

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
27,976,760	USD	NA	Credit Suisse	Total return on a basket of securities from the Russian Depositary USD Index	USD LIBOR times notional amount of 17,380 units of the Russian Depositary USD Index	$(386,531)

$(386,531)

Global High Income Fund—Interest Rate Swaps

Notional		Expiration			Fixed	Variable	Fair
Amount	Currency	Date	Counterparty	Receive (Pay)#	Rate	Rate	Value
137,250,000	USD	06/07/2015	Deutsche Bank	Receive	2.490%	3-month LIBOR	$5,349,770
17,940,000	USD	07/08/2015	UBS AG	Receive	2.043%	3-month LIBOR	266,509

							$5,616,279

#	Receive—Fund receives fixed rate and pays variable rate.
(Pay)—Fund pays fixed rate and receives variable rate.

Global High Income Fund—Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Fair
Amount	Currency	Date	Counterparty	Receive (Pay)ˆ	Premium	on Default	Value
6,800,000	USD	09/20/2015	JPMorgan Chase	(Pay)	5.000%	K. Hovnanian Enterprises	$1,851,255

							$1,851,255

						Premiums to (Pay)	$1,768,000

ˆ	Receive—Fund receives premium and sells credit protection. (Pay)—Fund pays premium and buys credit protection.

d) Quantitative Disclosure of Derivative Holdings:

A Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Fund’s portfolio. Derivatives may relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and

135

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

over-the-counter contracts. As of and for the period ended July 31, 2010, derivative summary tables for each Fund are as follows:

Global Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$364,532	$—	$—	$—	$—	$364,532

Total Value			$364,532					$364,532

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$336,762	$—	$—	$—	$—	$336,762

Total Value			$336,762					$336,762

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	23,360	—	—	23,360
Forward Contracts	—	9,726,456	—	—	—	—	9,726,456

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

136

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$80,200,212	$—	$—	$—	$—	$80,200,212

Total Value			$80,200,212					$80,200,212

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$424,339	$—	$—	$—	$—	$—	$424,339
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	164,208,849	—	—	—	—	164,208,849
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the “Financial futures contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities	—	—	—	6,645,120	—	—	6,645,120

Total Value		$424,339	$164,208,849		$6,645,120			$171,278,308

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	3,290,289	—	—	3,290,289

137

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	—	—	—	9,604,613	—	—	9,604,613
Futures Contracts — Long	—	—	—	30,997,229	—	—	30,997,229
Futures Contracts — Short	—	—	—	(40,286,492)	—	—	(40,286,492)
Forward Contracts	—	2,941,804,073	—	—	—	—	2,941,804,073

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$72,114,903	$—	$—	$—	$—	$72,114,903

Total Value			$72,114,903					$72,114,903

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$386,531	$—	$—	$—	$—	$—	$386,531
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	145,987,742	—	—	—	—	145,987,742

138

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the “Financial futures contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities	$—	$—	$—	$6,063,346	$—	$—	$6,063,346

Total Value		$386,531	$145,987,742		$6,063,346			$152,437,619

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	2,400,489	—	—	2,400,489
Swaps Contracts	—	—	—	8,748,856	—	—	8,748,856
Futures Contracts — Long	—	—	—	28,748,116	—	—	28,748,116
Futures Contracts — Short	—	—	—	(36,592,265)	—	—	(36,592,265)
Forward Contracts	—	2,924,121,673	—	—	—	—	2,924,121,673

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$2,388,606	$—	$—	$—	$—	$2,388,606

Total Value			$2,388,606					$2,388,606

139

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$5,921,524	$—	$—	$—	$—	$5,921,524

Total Value			$5,921,524					$5,921,524

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	—	407,351,791	—	—	—	—	407,351,791

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$5,616,279	$—	$1,851,255	$—	$—	$—	$7,467,534
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	1,346,954	—	—	—	—	1,346,954

Total Value		$5,616,279	$1,346,954	$1,851,255				$8,814,488

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$11,824,139	$—	$—	$—	$—	$11,824,139

Total Value			$11,824,139					$11,824,139

140

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Warrants	—	—	—	8,624	—	—	8,624
Swaps Contracts	42,660,000	—	87,877,944	—	—	—	130,537,944
Forward Contracts	—	396,857,855	—	—	—	—	396,857,855

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

3.	Net Unrealized Tax Appreciation/Depreciation

At July 31, 2010, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$70,659,814	$3,793,968	$(3,073,822)	$720,146
International Equity Fund	9,488,409,811	1,001,952,625	(827,430,607)	174,522,018
International Equity Fund II	8,186,800,354	658,924,967	(302,801,741)	356,123,226
Total Return Bond Fund	1,714,529,473	70,375,300	(1,699,258)	68,676,042
Global High Income Fund	2,544,195,629	145,025,026	(44,741,265)	100,283,761
U.S. Microcap Fund	10,649,014	1,108,787	(822,334)	286,453
U.S. Smallcap Fund	81,270,539	3,688,412	(6,918,796)	(3,230,384)
U.S. Midcap Fund	5,366,479	431,299	(257,560)	173,739
U.S. Multicap Fund	6,984,421	615,225	(296,631)	318,594

4.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended July 31, 2010, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	July 31, 2010	(Cost)	(Proceeds)	Income	July 31, 2010
International Equity Fund
Alfa Cement	656,887	$15,204,986	$—	$—	$47,906,732
Bank of Georgia Sponsored GDR	2,466,387	—	—	—	29,350,005
Cemacon SA	14,619,597	—	—	—	533,325
Chelindbank OJSC	53,536,950	—	—	62,730	4,042,040

141

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	July 31, 2010	(Cost)	(Proceeds)	Income	July 31, 2010
Chimimport AD	10,693,367	$—	$—	$—	$14,954,264
Chimimport AD Preferred	6,416,021	—	—	434,681	9,442,551
Clear Media	30,866,602	—	—	—	18,880,722
Concefa SA	15,345,894	309,390	—	—	752,699
Davento PLC GDR	5,006,914	—	—	—	3,196,272
Dragon-Ukrainian Properties & Development	11,770,906	—	—	—	14,839,701
DZI Insurance	354,861	—	—	420,521	20,660,938
Impact Developer & Contractor	16,912,495	—	—	—	2,158,633
LEV INS	2,276,550	—	—	—	2,895,622
Marseille-Kliniken AG	686,272	—	229,317	—	3,299,135
NAXS Nordic Access Buyout Fund	1,485,000	—	—	—	6,798,783
Polska Grupa Farmaceutyczna	1,071,000	—	—	—	14,573,326
Siderurgica Venezolana Sivensa	2,847,910	—	—	5,168,996	3,640,999
Sparki Eltos Lovetch	1,425,011	—	—	—	1,380,267
Tigar ad Pirot	123,132	—	—	—	972,631
Toza Markovic ad Kikinda	78,160	—	—	—	2,257,073
Ukrinbank	1,153,346,022	—	—	—	1,461,180
Zambeef Products	9,363,990	—	—	—	7,703,817

					$211,700,715

5.	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Level 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures.

142

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to July 31, 2010 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

143

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d)) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Global Equity Fund Inc.

By:	/s/ Anthony Williams Anthony Williams
President (Principal Executive Officer)

Date:	September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams Anthony Williams
President (Principal Executive Officer)

Date:	September 28, 2010

By:	/s/ Timothy Clemens Timothy Clemens
Chief Financial Officer (Principal Financial Officer)

Date:	September 28, 2010